Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 12, 2012	Jun. 30, 2011
Entity Registrant Name	INDEPENDENT BANK CORP /MI/
Entity Central Index Key	0000039311
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 16,550,000
Entity Common Stock, Shares Outstanding		8,543,725
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 62,777	$ 48,933
Interest bearing deposits	278,331	336,441
Cash and Cash Equivalents	341,108	385,374
Trading securities	77	32
Securities available for sale	157,444	67,864
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	20,828	23,630
Loans held for sale, carried at fair value	44,801	50,098
Loans
Commercial	651,155	707,530
Mortgage	590,876	658,679
Installment	219,559	245,644
Payment plan receivables	115,018	201,263
Total Loans	1,576,608	1,813,116
Allowance for loan losses	(58,884)	(67,915)
Net Loans	1,517,724	1,745,201
Other real estate and repossessed assets	34,042	39,413
Property and equipment, net	62,548	68,359
Bank-owned life insurance	49,271	47,922
Other intangibles	7,609	8,980
Capitalized mortgage loan servicing rights	11,229	14,661
Prepaid FDIC deposit insurance assessment	12,609	15,899
Vehicle service contract counterparty receivables, net	29,298	37,270
Accrued income and other assets	18,818	30,545
Total Assets	2,307,406	2,535,248
Deposits
Non-interest bearing	497,718	451,856
Savings and interest-bearing checking	1,019,603	995,662
Retail time	526,525	530,774
Brokered time	42,279	273,546
Total Deposits	2,086,125	2,251,838
Other borrowings	33,387	71,032
Subordinated debentures	50,175	50,175
Vehicle service contract counterparty payables	6,633	11,739
Accrued expenses and other liabilities	28,459	31,379
Total Liabilities	2,204,779	2,416,163
Commitments and contingent liabilities
Shareholders' Equity
Preferred stock, no par value, 200,000 shares authorized; 74,426 shares issued and outstanding at December 31, 2011 and 2010; liquidation preference: $81,023 at December 31, 2011 and $77,085 at December 31, 2010	79,857	75,700
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 8,491,526 shares at December 31, 2011 and 7,860,483 shares at December 31, 2010	248,950	246,407
Accumulated deficit	(214,259)	(189,902)
Accumulated other comprehensive loss	(11,921)	(13,120)
Total Shareholders' Equity	102,627	119,085
Total Liabilities and Shareholders' Equity	$ 2,307,406	$ 2,535,248

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	200,000	200,000
Preferred stock, shares issued (in shares)	74,426	74,426
Preferred stock, shares outstanding (in shares)	74,426	74,426
Preferred stock, liquidation preference	$ 81,023	$ 77,085
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	8,491,526	7,860,483
Common stock, shares outstanding (in shares)	8,491,526	7,860,483

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Interest and fees on loans	$ 110,574	$ 142,282	$ 177,948
Interest on securities
Taxable	1,422	3,052	6,333
Tax-exempt	1,219	1,932	3,669
Other investments	1,547	1,585	1,106
Total Interest Income	114,762	148,851	189,056
INTEREST EXPENSE
Deposits	15,257	28,164	35,405
Other borrowings	4,936	9,034	15,128
Total Interest Expense	20,193	37,198	50,533
Net Interest Income	94,569	111,653	138,523
Provision for loan losses	27,946	46,765	103,318
Net Interest Income After Provision for Loan Losses	66,623	64,888	35,205
NON-INTEREST INCOME
Service charges on deposit accounts	18,306	21,511	24,370
Interchange income	9,091	8,257	7,064
Net gains (losses) on assets
Mortgage loans	9,262	12,330	10,860
Securities	249	1,639	3,826
Other than temporary impairment loss on securities:
Total impairment loss	(760)	(462)	(4,073)
Loss recognized in other comprehensive loss	0	0	3,991
Net impairment loss recognized in earnings	(760)	(462)	(82)
Mortgage loan servicing	(2,011)	(523)	2,252
Title insurance fees	1,465	2,037	2,272
Decrease in fair value of U.S. Treasury warrant	1,137	393	0
Gain on extinguishment of debt	0	18,066	0
Other	10,174	8,565	9,239
Total Non-interest Income	46,913	71,813	59,801
NON-INTEREST EXPENSE
Compensation and employee benefits	50,484	51,711	53,003
Loan and collection	12,414	15,323	14,727
Occupancy, net	11,183	11,016	11,092
Vehicle service contract counterparty contingencies	11,048	18,633	31,234
Data processing	9,751	9,554	9,528
Net losses on other real estate and repossessed assets	5,824	9,722	8,554
Furniture, fixtures and equipment	5,535	6,540	7,159
Legal and professional	3,941	4,100	3,222
Credit card and bank service fees	3,656	5,790	6,608
Communications	3,552	4,138	4,424
FDIC deposit insurance	3,507	6,805	7,328
Advertising	2,503	2,712	5,696
Provision for loss reimbursement on sold loans	1,993	215	0
Goodwill impairment	0	0	16,734
Recoveries related to unfunded lending commitments	(36)	(536)	(286)
Other	8,593	9,277	9,420
Total Non-interest Expense	133,948	155,000	188,443
Loss Before Income Tax	(20,412)	(18,299)	(93,437)
Income tax benefit	(212)	(1,590)	(3,210)
Net Loss	(20,200)	(16,709)	(90,227)
Preferred stock dividends and discount accretion	4,157	4,095	4,301
Net Loss Applicable to Common Stock	$ (24,357)	$ (20,804)	$ (94,528)
Net loss per common share
Basic (in dollars per share)	$ (2.94)	$ (4.09)	$ (39.6)
Diluted (in dollars per share)	$ (2.94)	$ (4.09)	$ (39.6)
Cash dividends declared per common share	$ 0	$ 0	$ 0.3

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Capital Surplus [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balances at Dec. 31, 2008	$ 68,456	$ 2,279	$ 221,199	$ (73,849)	$ (23,208)	$ 194,877
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	(90,227)	0	(90,227)
Retirement of Series A preferred stock						0
Common, declared	0	0	0	(721)	0	(721)
Dividends on Preferred	0	0	0	(3,600)	0	(3,600)
Issuance of common stock	0	103	1,091	0	0	1,194
Share based compensation	0	6	803	0	0	809
Repurchase and retirement of common stock	0	(2)	2	0	0	0
Accretion of preferred stock discount	701	0	0	(701)	0	0
Net change in accumulated other comprehensive income (loss), net of related tax effect	0	0	0	0	7,529	7,529
Balances at Dec. 31, 2009	69,157	2,386	223,095	(169,098)	(15,679)	109,861
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	(16,709)	0	(16,709)
Reclassification upon removal of par value on common stock	0	223,095	(223,095)	0	0	0
Dividends on Preferred	2,658	0	0	(3,734)	0	(1,076)
Retirement of Series A preferred stock	(69,364)	0	0	0	0	(69,364)
Retirement of common stock warrants	0	(3,579)	0	0	0	(3,579)
Issuance of Series B preferred stock	72,888	0	0	0	0	72,888
Issuance of common stock	0	23,963	0	0	0	23,963
Share based compensation	0	542	0	0	0	542
Accretion of preferred stock discount	361	0	0	(361)	0	0
Net change in accumulated other comprehensive income (loss), net of related tax effect	0	0	0	0	2,559	2,559
Balances at Dec. 31, 2010	75,700	246,407	0	(189,902)	(13,120)	119,085
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	0	0	0	(20,200)	0	(20,200)
Dividends on Preferred	3,939	0	0	(3,939)	0	0
Retirement of Series A preferred stock						0
Retirement of common stock warrants						0
Issuance of common stock	0	1,335	0	0	0	1,335
Share based compensation	0	1,208	0	0	0	1,208
Accretion of preferred stock discount	218	0	0	(218)	0	0
Net change in accumulated other comprehensive income (loss), net of related tax effect	0	0	0	0	1,199	1,199
Balances at Dec. 31, 2011	$ 79,857	$ 248,950	$ 0	$ (214,259)	$ (11,921)	$ 102,627

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends
Common Stock, dividend declared (in dollars per share)	$ 0	$ 0	$ 0.3
Preferred stock stated dividend rate (in hundredths)	5.00%	5.00%	5.00%
Issuance of shares of common stock (in shares)	432,797	5,454,669	103,211
Repurchase and retirement of common stock (in shares)			1,759
Net change in accumulated other comprehensive income	$ 0.5	$ 1.4	$ 4.1
Share based compensation, common stock (in Shares)	198,246

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net loss	$ (20,200)	$ (16,709)	$ (90,227)
Other comprehensive income (loss)
Net change in unrealized gain (loss) on securities available for sale, including reclassification adjustments	175	(163)	8,721
Change in unrealized losses on securities available for sale for which a portion of other than temporary impairment has been recognized in earnings	390	1,755	(2,594)
Net change in unrealized gain on derivative instruments	206	205	1,402
Reclassification adjustment for accretion on settled derivative instruments	428	762	0
Comprehensive Loss	$ (19,001)	$ (14,150)	$ (82,698)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net Loss	$ (20,200)	$ (16,709)	$ (90,227)
ADJUSTMENTS TO RECONCILE NET LOSS TO NET CASH FROM (USED IN) OPERATING ACTIVITIES
Proceeds from sales of trading securities	0	0	2,827
Proceeds from sales of loans held for sale	391,253	493,272	551,977
Disbursements for loans held for sale	(376,694)	(496,806)	(545,548)
Provision for loan losses	27,946	46,765	103,318
Deferred federal income tax expense (benefit)	201	(1,533)	2,146
Deferred loan fees	(449)	420	(439)
Depreciation, amortization of intangible assets and premiums and accretion of discounts on securities and loans	(11,301)	(27,720)	(43,337)
Net gains on sales of mortgage loans	(9,262)	(12,330)	(10,860)
Net gains on securities	(249)	(1,639)	(3,826)
Securities impairment recognized in earnings	760	462	82
Net losses on other real estate and repossessed assets	5,824	9,722	8,554
Vehicle service contract counterparty contingencies	11,048	18,633	31,234
Share based compensation	1,208	542	809
Gain on extinguishment of debt	0	(18,066)	0
Goodwill impairment	0	0	16,734
(Increase) decrease in accrued income and other assets	16,874	397	(21,083)
Increase (decrease) in accrued expenses and other liabilities	(1,551)	1,928	2,014
Total Adjustments	55,608	14,047	94,602
Net Cash From (Used in) Operating Activities	35,408	(2,662)	4,375
CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	70,322	96,648	43,525
Proceeds from the maturity of securities available for sale	3,983	44,170	8,345
Principal payments received on securities available for sale	9,282	14,137	27,326
Purchases of securities available for sale	(173,186)	(55,150)	(15,806)
Redemption of Federal Home Loan Bank Stock	2,397	2,247	0
Redemption of Federal Reserve Bank Stock	405	1,977	209
Net decrease in portfolio loans (loans originated, net of principal payments)	196,558	347,574	76,866
Proceeds from the collection of vehicle service contract counterparty receivables	1,613	15,863	0
Proceeds from the sale of other real estate and repossessed assets	18,638	20,455	15,162
Capital expenditures	(2,557)	(4,429)	(7,995)
Net Cash From Investing Activities	127,455	483,492	147,632
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Net increase (decrease) in total deposits	(165,713)	(313,930)	499,289
Net decrease in other borrowings and federal funds purchased	(7)	(36,791)	(191,722)
Proceeds from Federal Home Loan Bank advances	31,000	33,000	242,524
Payments of Federal Home Loan Bank advances	(68,638)	(56,359)	(462,356)
Net decrease in vehicle service contract counterparty payables	(5,106)	(9,570)	(5,327)
Proceeds from issuance of common stock	1,335	463	0
Extinguishment of debt, net	0	(1,005)	0
Dividends paid	0	0	(3,384)
Net Cash From (Used in) Financing Activities	(207,129)	(384,192)	79,024
Net Increase (Decrease) in Cash and Cash Equivalents	(44,266)	96,638	231,031
Cash and Cash Equivalents at Beginning of Year	385,374	288,736	57,705
Cash and Cash Equivalents at End of Year	341,108	385,374	288,736
Cash paid during the year for
Interest	18,729	38,095	50,420
Income taxes	59	513	335
Transfers to other real estate and repossessed assets	19,091	38,056	35,252
Transfer of payment plan receivables to vehicle service contract counterparty receivables	8,874	77,457	20,831
Issuance of common stock in exchange for subordinated debentures	0	23,502	0
Subordinated debentures exchanged for common stock	0	42,713	0
Retirement of Series A Preferred Stock	0	69,364	0
Retirement of common stock warrants	0	3,579
Issuance of Series B Preferred Stock	0	72,888	0
Issuance of common stock warrants	0	1,704
Transfer of loans to held for sale	$ 0	$ 0	$ 2,200

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES
NOTE 1 - ACCOUNTING POLICIES

The accounting and reporting policies and practices of Independent Bank Corporation and subsidiaries conform to accounting principles generally accepted in the United States of America and prevailing practices within the banking industry. Our critical accounting policies include the assessment for other than temporary impairment (“OTTI”) on investment securities, the determination of the allowance for loan losses, the determination of vehicle service contract counterparty contingencies, the valuation of originated mortgage loan servicing rights and the valuation of deferred tax assets. We are required to make material estimates and assumptions that are particularly susceptible to changes in the near term as we prepare the consolidated financial statements and report amounts for each of these items. Actual results may vary from these estimates.

Our Bank subsidiary transacts business in the single industry of commercial banking. Our Bank's activities cover traditional phases of commercial banking, including checking and savings accounts, commercial lending, direct and indirect consumer financing and mortgage lending. Our principal markets are the rural and suburban communities across lower Michigan that are served by our Bank's branches and loan production offices. We also purchase payment plans from companies (which we refer to as “counterparties”) that provide vehicle service contracts and similar products to consumers, through our wholly owned subsidiary, Mepco Finance Corporation (“Mepco”). At December 31, 2011, 75.3% of our Bank's loan portfolio was secured by real estate.

PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include the accounts of Independent Bank Corporation and its subsidiaries. The income, expenses, assets and liabilities of the subsidiaries are included in the respective accounts of the consolidated financial statements, after elimination of all material intercompany accounts and transactions.

STATEMENTS OF CASH FLOWS - For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing deposits and federal funds sold. Generally, federal funds are sold for one-day periods. We report net cash flows for customer loan and deposit transactions, for short-term borrowings and for vehicle service contract counterparty payables.

INTEREST BEARING DEPOSITS – Interest bearing deposits consist of overnight deposits with the Federal Reserve Bank (“FRB”).

LOANS HELD FOR SALE - Loans held for sale are carried at fair value at December 31, 2011 and 2010. Fair value adjustments as well as realized gains and losses, are recorded in current earnings.

MORTGAGE LOAN SERVICING RIGHTS- We recognize as separate assets the rights to service mortgage loans for others. The fair value of originated mortgage loan servicing rights has been determined based upon fair value indications for similar servicing. The mortgage loan servicing rights are amortized in proportion to and over the period of estimated net loan servicing income. We assess mortgage loan servicing rights for impairment based on the fair value of those rights. For purposes of measuring impairment, the characteristics used include interest rate, term and type. Amortization of and changes in the impairment reserve on originated mortgage loan servicing rights are included in mortgage loan servicing in the Consolidated Statements of Operations. Mortgage loan servicing income is recorded for fees earned for servicing loans previously sold. The fees are generally based on a contractual percentage of the outstanding principal and are recorded as income when earned. Mortgage loan servicing fees, excluding amortization of and changes in the impairment reserve on originated mortgage loan servicing rights, totaled $4.4 million, $4.2 million and $4.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. Late fees and ancillary fees related to loan servicing are not material.

TRANSFERS OF FINANCIAL ASSETS - Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from us, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and we do not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

SECURITIES - We classify our securities as trading, held to maturity or available for sale. Trading securities are bought and held principally for the purpose of selling them in the near term and are reported at fair value with realized and unrealized gains and losses included in earnings. Securities held to maturity represent those securities for which we have the positive intent and ability to hold until maturity and are reported at cost, adjusted for amortization of premiums and accretion of discounts computed on the level-yield method. We did not have any securities held to maturity at December 31, 2011 and 2010. Securities available for sale represent those securities not classified as trading or held to maturity and are reported at fair value with unrealized gains and losses, net of applicable income taxes reported in other comprehensive income (loss).

We evaluate securities for OTTI at least on a quarterly basis and more frequently when economic or market conditions warrant such an evaluation. In performing this evaluation management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income or loss. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Gains and losses realized on the sale of securities available for sale are determined using the specific identification method and are recognized on a trade-date basis. Premiums and discounts are recognized in interest income computed on the level-yield method.

LOAN REVENUE RECOGNITION - Interest on loans is accrued based on the principal amounts outstanding. In general the accrual of interest income is discontinued when a loan becomes 90 days past due for commercial loans, installment loans and payment plan receivables and when a loan misses four consecutive payments for mortgage loans and the borrower's capacity to repay the loan and collateral values appear insufficient for each loan class. However, loans may be placed on non-accrual status regardless of whether or not such loans are considered past due if, in management's opinion, the borrower is unable to meet payment obligations as they become due or as required by regulatory provisions. All interest accrued but not received for all loans placed on non-accrual is reversed from interest income. Payments on such loans are generally applied to the principal balance until qualifying to be returned to accrual status. A non-accrual loan may be restored to accrual status when interest and principal payments are current and the loan appears otherwise collectible. Delinquency status for all classes in the commercial and installment loan segments is based on the actual number of days past due as required by the contractual terms of the loan agreement while delinquency status for mortgage loan segment classes is based on the number of payments past due.

Certain loan fees and direct loan origination costs are deferred and recognized as an adjustment of yield generally over the contractual life of the related loan. Fees received in connection with loan commitments are deferred until the loan is advanced and are then recognized generally over the contractual life of the loan as an adjustment of yield. Fees on commitments that expire unused are recognized at expiration. Fees received for letters of credit are recognized as revenue over the life of the commitment.

PAYMENT PLAN RECEIVABLE REVENUE RECOGNITION - Payment plan receivables are acquired by our Mepco segment at a discount and reported net of this discount in the Consolidated Statements of Financial Condition. This discount is accreted into interest and fees on loans over the life of the receivable computed on a level-yield method. All classes of payment plan receivables that have canceled and are 90 days or more past due as required by the contractual terms of the payment plan are classified as non-accrual.

ALLOWANCE FOR LOAN LOSSES - Some loans will not be repaid in full. Therefore, an allowance for loan losses (“AFLL”) is maintained at a level which represents our best estimate of losses incurred. In determining the allowance and the related provision for loan losses, we consider four principal elements: (i) specific allocations based upon probable losses identified during the review of the loan portfolio, (ii) allocations established for other adversely rated loans, (iii) allocations based principally on historical loan loss experience, and (iv) additional allocations based on subjective factors, including local and general economic business factors and trends, portfolio concentrations and changes in the size and/or the general terms of the loan portfolios.

The first AFLL element (specific allocations) reflects our estimate of probable incurred losses based upon our systematic review of specific loans. These estimates are based upon a number of objective factors, such as payment history, financial condition of the borrower, discounted collateral exposure and discounted cash flow analysis. Impaired commercial and mortgage loans are allocated allowance amounts using this first element. The second AFLL element (other adversely rated loans) reflects the application of our loan rating system. This rating system is similar to those employed by state and federal banking regulators. Loans that are rated below a certain predetermined classification are assigned a loss allocation factor for each loan classification category that is based upon a historical analysis of both the probability of default and the expected loss rate (“loss given default”). The lower the rating assigned to a loan or category, the greater the allocation percentage that is applied. For higher rated loans (“non-watch credit”) we again determine a probability of default and loss given default in order to apply an allocation percentage. Commercial loans not falling under the first AFLL element are allocated allowance amounts using this second AFLL element. The third AFLL element (historical loss allocations) is determined by assigning allocations to homogeneous loan groups based principally upon the five-year average of loss experience for each type of loan. Recent years are weighted more heavily in this average. Average losses may be further adjusted based on an analysis of delinquent loans. Loss analyses are conducted at least annually. Mortgage loans not falling under the first AFLL element as well as installment and payment plan receivables are allocated allowance amounts using this third AFLL element. The fourth AFLL element (additional allocations based on subjective factors) is based on factors that cannot be associated with a specific credit or loan category and reflects our attempt to ensure that the overall allowance for loan losses appropriately reflects a margin for the unpredictability necessarily inherent in the estimates of expected credit losses. We consider a number of subjective factors when determining this fourth AFLL element, including local and general economic business factors and trends, portfolio concentrations and changes in the size, mix and the general terms of the loan portfolios.

Increases in the allowance are recorded by a provision for loan losses charged to expense. Although we periodically allocate portions of the allowance to specific loans and loan portfolios, the entire allowance is available for incurred losses. We generally charge-off commercial, homogenous residential mortgage, installment and payment plan receivable loans when they are deemed uncollectible or reach a predetermined number of days past due based on loan product, industry practice and other factors. Collection efforts may continue and recoveries may occur after a loan is charged against the allowance.

While we use relevant information to recognize losses on loans, additional provisions for related losses may be necessary based on changes in economic conditions, customer circumstances and other credit risk factors.

A loan is impaired when full payment under the loan terms is not expected. Generally, those loans included in each commercial loan class that are rated substandard, classified as non-performing or were classified as non-performing in the preceding quarter are evaluated for impairment. Those loans included in each mortgage loan class whose terms have been modified and considered a troubled debt restructuring are also impaired. Loans which have been modified resulting in a concession, and which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (“TDR”) and classified as impaired. We measure our investment in an impaired loan based on one of three methods: the loan's observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan's effective interest rate. Large groups of smaller balance homogeneous loans, such as those loans included in each installment and mortgage loan class and each payment plan receivable class are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures. TDR loans are measured at the present value of estimated future cash flows using the loan's effective interest rate at inception of the loan. If a TDR is considered to be a collateral dependent loan, the loan is reported net, at the fair value of collateral.

PROPERTY AND EQUIPMENT - Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using both straight-line and accelerated methods over the estimated useful lives of the related assets. Buildings are generally depreciated over a period not exceeding 39 years and equipment is generally depreciated over periods not exceeding 7 years. Leasehold improvements are depreciated over the shorter of their estimated useful life or lease period.

BANK OWNED LIFE INSURANCE - We have purchased a group flexible premium non-participating variable life insurance contract on approximately 270 salaried employees in order to recover the cost of providing certain employee benefits. Bank owned life insurance is recorded at its cash surrender value or the amount that can be currently realized.

OTHER REAL ESTATE AND REPOSSESSED ASSETS - Other real estate at the time of acquisition is recorded at fair value, less estimated costs to sell, which becomes the property's new basis. Fair value is typically determined by a third party appraisal of the property. Any write-downs at date of acquisition are charged to the allowance for loan losses. Expense incurred in maintaining assets and subsequent write-downs to reflect declines in value and gains or losses on the sale of other real estate are recorded in the Consolidated Statements of Operations. Non-real estate repossessed assets are treated in a similar manner.

OTHER INTANGIBLE ASSETS - Other intangible assets consist of core deposits. They are initially measured at fair value and then are amortized on both straight-line and accelerated methods over their estimated useful lives, which range from 10 to 15 years.

VEHICLE SERVICE CONTRACT COUNTERPARTY RECEIVABLES, NET - These amounts represent funds due to Mepco from its counterparties for cancelled service contracts. Upon the cancellation of a service contract and the completion of the billing process to the counterparties for amounts due to Mepco, there is a decrease in the amount of “payment plan receivables” and an increase in the amount of “vehicle service contract counterparty receivables” until such time as the amount due from the counterparty is collected.

INCOME TAXES - We employ the asset and liability method of accounting for income taxes. This method establishes deferred tax assets and liabilities for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities at tax rates expected to be in effect when such amounts are realized or settled. Under this method, the effect of a change in tax rates is recognized in the period that includes the enactment date. The deferred tax asset is subject to a valuation allowance for that portion of the asset for which it is more likely than not that it will not be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.

We recognize interest and/or penalties related to income tax matters in income tax expense.

We file a consolidated federal income tax return. Intercompany tax liabilities are settled as if each subsidiary filed a separate return.

VEHICLE SERVICE CONTRACT COUNTERPARTY PAYABLES - Vehicle service contract counterparty payables represent amounts owed to insurance companies or other counterparties for vehicle service contract payment plans purchased by us. The vehicle service contract counterparty payable becomes due in accordance with the terms of the specific contract between Mepco and the counterparty. Typically these terms require payment after Mepco has received one or two payments from the consumer on the payment plan receivable.

COMMITMENTS TO EXTEND CREDIT AND RELATED FINANCIAL INSTRUMENTS- Financial instruments may include commitments to extend credit and standby letters of credit. Financial instruments involve varying degrees of credit and interest-rate risk in excess of amounts reflected in the Consolidated Statements of Financial Condition. Exposure to credit risk in the event of non-performance by the counterparties to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of those instruments. In general, we use a similar methodology to estimate our liability for these off-balance sheet credit exposures as we do for our allowance for loan losses. For commercial related commitments, we estimate liability using our loan rating system and for mortgage and installment commitments we estimate liability principally upon historical loss experience. Our estimated liability for off balance sheet commitments is included in accrued expenses and other liabilities in our Consolidated Statements of Financial Condition and any charge or recovery is recorded in non-interest expenses in our Consolidated Statements of Operations.

DERIVATIVE FINANCIAL INSTRUMENTS - We record derivatives on our Consolidated Statement of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

We record the fair value of cash-flow hedging instruments (“Cash Flow Hedges”) in accrued income and other assets and accrued expenses and other liabilities. On an ongoing basis, we adjust our Consolidated Statement of Financial Condition to reflect the then current fair value of the Cash Flow Hedges. The related gains or losses are reported in other comprehensive income (loss) and are subsequently reclassified into earnings, as a yield adjustment in the same period in which the related interest on the hedged items (primarily variable-rate debt obligations) affect earnings. To the extent that the Cash Flow Hedges are not effective, the ineffective portion of the Cash Flow Hedges is immediately recognized as interest expense.

We also record fair-value hedging instruments (“Fair Value Hedges”) at fair value in accrued income and other assets and accrued expenses and other liabilities. The hedged items (primarily fixed-rate debt obligations) are also recorded at fair value through the Consolidated Statements of Operations, which offsets the adjustment to the Fair Value Hedges. On an ongoing basis, we adjust our Consolidated Statement of Financial Condition to reflect the then current fair value of both the Fair Value Hedges and the respective hedged items. To the extent that the change in value of the Fair Value Hedges do not offset the change in the value of the hedged items, the ineffective portion is immediately recognized as interest expense.

Certain derivative financial instruments are not designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statement of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in the fair value of derivative financial instruments not designated as hedges are recognized currently in earnings.

When hedge accounting is discontinued because it is determined that a derivative financial instrument no longer qualifies as a fair-value hedge, we continue to carry the derivative financial instrument on our Consolidated Statement of Financial Condition at its fair value, and no longer adjust the hedged item for changes in fair value. The adjustment of the carrying amount of the previously hedged item is accounted for in the same manner as other components of similar instruments. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, we continue to carry the derivative financial instrument on our Consolidated Statement of Financial Condition at its fair value, and gains and losses that were included in accumulated other comprehensive income (loss) are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, we continue to carry the derivative financial instrument at its fair value on our Consolidated Statement of Financial Condition and recognize any subsequent changes in its fair value in earnings.

When a derivative financial instrument that qualified for hedge accounting is settled and the hedged item remains, the gain or loss on the derivative financial instrument is accreted or amortized over the life that remained on the settled derivative financial instrument.

COMPREHENSIVE LOSS - Comprehensive loss consists of net loss, unrealized gains and losses on securities available for sale and derivative instruments classified as cash flow hedges. The net change in unrealized gain (loss) on securities available for sale reflects net gains (losses) reclassified into earnings of $(0.6) million, $1.2 million and $2.8 million in 2011, 2010 and 2009, respectively. The reclassification of these amounts from accumulated other comprehensive income (loss) resulted in no income tax expense or benefit due to a full valuation allowance against our deferred tax assets.

LOSS PER COMMON SHARE - Basic and diluted loss per common share is computed by dividing net loss applicable to common stock by the weighted average number of common shares outstanding during the period and participating share awards. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. The assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors would have an anti-dilutive impact on the loss per share and thus are ignored in the diluted per share calculation.

SHARE BASED COMPENSATION - Cost is recognized for stock options and non-vested share awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of our common stock at the date of grant is used for non-vested share awards. Cost is recognized over the required service period, generally defined as the vesting period. Cost is also recognized for salary stock issued to employees and stock issued to non-employee directors. These shares vest immediately and cost is recognized during the period they are issued.

COMMON STOCK - At December 31, 2011, 0.1 million shares of common stock were reserved for issuance under the dividend reinvestment plan, 0.5 million shares of common stock were reserved for issuance under our long-term incentive plans and 3.2 million shares of common stock were reserved for issuance under an equity line agreement.

RECLASSIFICATION - Certain amounts in the 2010 and 2009 consolidated financial statements have been reclassified to conform to the 2011 presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS - In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-02, “A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring”, an amendment to FASB ASC Topic 310 “Receivables.”. This ASU gives new guidance to improve financial reporting by creating greater consistency in the way GAAP is applied for various types of debt restructurings. This guidance clarifies which loan modifications constitute a TDR. It is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a TDR, both for purposes of recording an impairment loss and for disclosure of TDRs. Although this new guidance does not amend the accounting for TDRs, it is expected that application of the clarifications contained in this guidance will result in more modifications being considered TDRs. In evaluating whether a restructuring constitutes a TDR, a creditor must separately conclude that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. The provisions of this ASU clarify the guidance on a creditor's evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties. With regard to determining whether a concession has been granted, this new guidance clarifies that creditors are precluded from using the effective interest method to determine whether a concession has been granted. In the absence of using the effective interest method, a creditor must now focus on other considerations such as the value of the underlying collateral, evaluation of other collateral or guarantees, the debtor's ability to access other funds at market rates, interest rate increases and whether the restructuring results in a delay in payment that is insignificant. In addition, the new guidance provides “a not all inclusive” list of six indicators for creditors to consider when determining if a debtor is experiencing financial difficulties which can be found in FASB ASC 310-40-15-20. This new guidance became effective for the quarter ended September 30, 2011, and applies retrospectively to restructurings occurring since January 1, 2011. See note #4 for TDR disclosures in accordance with this ASU.

In June 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. This ASU amended guidance on the presentation requirements for comprehensive income. The amended guidance requires an entity to present total comprehensive income, the components of net income and the components of other comprehensive income on the face of the financial statements, either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amended guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This amended guidance will be applied retrospectively and is effective for interim and annual periods beginning after December 15, 2011.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. This ASU amended guidance that will result in common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards (“IFRS”). Under the amended guidance, entities will be required to expand disclosure for fair value instruments categorized within Level 3 of the fair value hierarchy to include (1) the valuation processes used; and (2) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs for recurring fair value measurements and the interrelationships between those unobservable inputs, if any. They will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the Consolidated Statement of Financial Condition but for which the fair value is required to be disclosed (e.g. portfolio loans). The amended guidance will be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011.

RESTRICTIONS ON CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
RESTRICTIONS ON CASH AND DUE FROM BANKS
NOTE 2 – RESTRICTIONS ON CASH AND DUE FROM BANKS

Our Bank is required to maintain reserve balances in the form of vault cash and non-interest earning balances with the FRB. The average reserve balances to be maintained during 2011 and 2010 were $23.9 million and $22.6 million respectively. We do not maintain compensating balances with correspondent banks. We are also required to maintain reserve balances related to our Visa debit card operations and merchant payment processing operations. These balances are held at unrelated financial institutions and totaled $2.1 million and $1.6 million at December 31, 2011 and 2010, respectively.

SECURITIES	12 Months Ended
Dec. 31, 2011
SECURITIES [Abstract]
SECURITIES
NOTE 3 – SECURITIES

Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
2011	(In thousands)
U.S. agency	$24,980	$58	$21	$25,017
U.S. agency residential mortgage-backed	93,415	1,007	216	94,206
Private label residential mortgage-backed	11,066	-	2,798	8,268
Obligations of states and political subdivisions	26,865	510	58	27,317
Trust preferred	4,697	-	2,061	2,636
Total	$161,023	$1,575	$5,154	$157,444

2010
U.S. agency residential mortgage-backed	$13,103	$249	$21	$13,331
Private label residential mortgage-backed	18,203	31	4,050	14,184
Obligations of states and political subdivisions	31,534	375	650	31,259
Trust preferred	9,472	116	498	9,090
Total	$72,312	$771	$5,219	$67,864

Total OTTI recognized in accumulated other comprehensive loss for securities available for sale was $1.1 million and $1.0 million at December 31, 2011 and 2010, respectively.

Our investments' gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2011
U.S. agency	$9,974	$21	$-	$-	$9,974	$21
U.S. agency residential mortgage-backed	42,500	216	-	-	42,500	216
Private label residential mortgage-backed	163	90	8,102	2,708	8,265	2,798
Obligations of states and political subdivisions	-	-	1,729	58	1,729	58
Trust preferred	591	1,218	2,045	843	2,636	2,061
Total	$53,228	$1,545	$11,876	$3,609	$65,104	$5,154

2010
U.S. agency residential mortgage-backed	$2,733	$21	$-	$-	$2,733	$21
Private label residential mortgage-backed	-	-	12,624	4,050	12,624	4,050
Obligations of states and political subdivisions	8,371	428	1,796	222	10,167	650
Trust preferred	-	-	2,384	498	2,384	498
Total	$11,104	$449	$16,804	$4,770	$27,908	$5,219

Our portfolio of available-for-sale securities is reviewed quarterly for impairment in value. In performing this review management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income or loss.

U.S. Agency and U.S. Agency residential mortgage-backed securities - at December 31, 2011 we had two U.S. Agency and 15 U.S. Agency residential mortgage-backed securities whose fair market value is less than amortized cost. The unrealized losses are largely attributed to modest credit spread widening on certain issues. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Private label residential mortgage backed securities - at December 31, 2011 we had eight securities whose fair value is less than amortized cost.  Two of the issues are rated by a major rating agency as investment grade while four are below investment grade and two are split rated.  All of these bonds have impairment in excess of 10% and only one of these holdings has been impaired for less than 12 months.

The unrealized losses are largely attributable to credit spread widening on these securities since their acquisition. The underlying loans within these securities include Jumbo (78%) and Alt A (22%) at December 31, 2011.

	December 31,
	2011		2010
	Fair Value	Net Unrealized Gain (Loss)	Fair Value	Net Unrealized Gain (Loss)
	(In thousands)

Private label residential mortgage-backed
Jumbo	$6,454	$(1,937)	$8,429	$(2,600)
Alt-A	1,814	(861)	5,755	(1,419)

Seven of the private label residential mortgage-backed transactions have geographic concentrations in California, ranging from 22% to 58% of the collateral pool. Typical exposure levels to California (median exposure is 47%) are consistent with overall market collateral characteristics. Three transactions have modest exposure to Florida, ranging from 5% to 7% and one transaction has modest exposure to Nevada (5%). The underlying collateral pools do not have meaningful exposure to Arizona, Michigan or Ohio. None of the issues involve subprime mortgage collateral. Thus the impact of this market segment is only indirect, in that it has impacted liquidity and pricing in general for private label residential mortgage-backed securities. The majority of transactions are backed by fully amortizing loans. However, six transactions have concentrations in interest only loans ranging from 31% to 94% (at origination date). The structure of the residential mortgage securities portfolio provides protection to credit losses. The portfolio primarily consists of senior securities as demonstrated by the following: super senior (19%), senior (48%), senior support (23%) and mezzanine (10%). The mezzanine class is from a seasoned transaction (88 months) with a significant level of subordination (8.2%). Except for the additional discussion below relating to other than temporary impairment, each private label residential mortgage-backed security has sufficient credit enhancement via subordination to reasonably assure full realization of book value. This assertion is based on a transaction level review of the portfolio.

Individual security reviews include: external credit ratings, forecasted weighted average life, recent prepayment speeds, underwriting characteristics of the underlying collateral, the structure of the securitization and the credit performance of the underlying collateral. The review of underwriting characteristics considers: average loan size, type of loan (fixed or ARM), vintage, rate, FICO, loan-to-value, scheduled amortization, occupancy, purpose, geographic mix and loan documentation. The review of the securitization structure focuses on the priority of cash flows to the bond, the priority of the bond relative to the realization of credit losses and the level of subordination available to absorb credit losses. The review of credit performance includes: current period as well as cumulative realized losses; the level of severe payment problems, which includes other real estate (ORE), foreclosures, bankruptcy and 90 day delinquencies; and the level of less severe payment problems, which consists of 30 and 60 day delinquencies.

All of these securities are receiving some principal and interest payments. Most of these transactions are passthrough structures, receiving pro rata principal and interest payments from a dedicated collateral pool for loans that are performing. The nonreceipt of interest cash flows is not expected and thus not presently considered in our discounted cash flow methodology discussed below.

In addition to the review discussed above, all private label residential mortgage-backed securities are reviewed for OTTI utilizing a cash flow projection. The cash flow analysis forecasted cash flow from the underlying loans in each transaction and then applied these cash flows to the bonds in the securitization. The cash flows from the underlying loans considered contractual payment terms (scheduled amortization), prepayments, defaults and severity of loss given default. The analysis used dynamic assumptions for prepayments, defaults and loss severity. Near term prepayment assumptions were based on recently observed prepayment rates. More weight was given to longer term historic performance (12 months). In some cases, recently observed prepayment rates are lower than historic norms due to the absence of new jumbo loan issuances. This loan market is heavily dependent upon securitization for funding, and new securitization transactions have been minimal. Our model projections anticipate that prepayment rates gradually revert to historical levels. For seasoned ARM transactions, normalized prepayment rates are estimated at 15% to 25% CPR. For fixed rate collateral (one transaction), the prepayment speeds are projected to rise modestly.

Default assumptions are largely based on the volume of existing real-estate owned, pending foreclosures and severe delinquencies. Other considerations include the quality of loan underwriting, recent default experience, realized loss performance and the volume of less severe delinquencies. Default levels generally are projected to remain elevated or increase for a period of time sufficient to address the level of distressed loans in the transaction. Our projections expect defaults to then decline, generally beginning in year three. Current loss severity assumptions are based on recent observations when meaningful data is available. Loss severity is expected to remain elevated for the next three years as recent housing data remains weak. Severity is expected to decline beginning in year four as the back log of foreclosure and distressed sales clear the market. Except for three securities discussed in further detail below (all three are currently below investment grade), our cash flow analysis forecasts complete recovery of our cost basis for each reviewed security.

At December 31, 2011 three below investment grade private label residential mortgage-backed securities with fair values of $4.0 million, $1.6 million and $0.2 million, respectively and unrealized losses of $1.1 million, $0.5 million and $0.1 million, respectively (amortized cost of $5.1 million, $2.1 million and $0.2 million, respectively) had losses that were considered other than temporary.

The underlying loans in the first transaction are 30 year fixed rate jumbos with an average FICO of 744 and an average loan-to-value ratio of 72%. The loans backing this transaction were originated in 2007 and this is our only security backed by 2007 vintage loans. We believe that this vintage is a key differentiating factor between this security and the others in our portfolio that do not have unrealized losses that are considered OTTI. The bond is a senior security that is receiving principal and interest payments similar to principal reductions in the underlying collateral. The cash flow analysis described above calculated $0.475 million of credit related OTTI as of December 31, 2011 and was recognized in our Consolidated Statements of Operations ($0.213 million, $0.197 million and $0.065 million during the years ended December 31, 2011, 2010 and 2009, respectively). The remaining unrealized loss was attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.

The underlying loans in the second transaction are 30 year hybrid ARM Alt-A with an average FICO of 717 and an average loan-to-value ratio of 78%. The loans backing this transaction were originated in 2005.  The bond is a super senior security that is receiving principal and interest payments similar to principal reductions in the underlying collateral. The cash flow analysis described above calculated $0.425 million of credit related OTTI as of December 31, 2011 and was recognized in our Consolidated Statements of Operations ($0.425 million during the year ended December 31, 2011). The remaining unrealized loss was attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.

The underlying loans in the third transaction are 30 year hybrid ARM jumbos with an average FICO of 738 and an average loan-to-value ratio of 57%. The loans backing this transaction were originated in 2005. The bond is a senior support security that is receiving principal and interest payments similar to principal reductions in the underlying collateral. The cash flow analysis described above calculated credit related OTTI of $0.320 million as of December 31, 2011 and was recognized in our Consolidated Statements of Operations ($0.122 million and $0.198 million during the years ended December 31, 2011 and 2010, respectively). The remaining unrealized loss was attributed to other factors and is reflected in other comprehensive income (loss) during those same periods.

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no other declines discussed above are deemed to be other than temporary.

Obligations of states and political subdivisions - at December 31, 2011 we had four municipal securities whose fair value is less than amortized cost. The unrealized losses are largely attributed to a widening of market spreads and continued illiquidity for certain issues.  None of the impaired securities are rated by a major rating agency. Approximately 56% of the non rated securities originally had a AAA credit rating by virtue of bond insurance. However, the insurance provider no longer has an investment grade rating. The remaining non rated issues are small local issues that did not receive a credit rating due to the size of the transaction. The non rated securities have a periodic internal credit review according to established procedures. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Trust preferred securities - at December 31, 2011 we had four securities whose fair value is less than amortized cost. All of our trust preferred securities are single issue securities issued by a trust subsidiary of a bank holding company. The pricing of trust preferred securities over the past three to four years has suffered from significant credit spread widening fueled by uncertainty regarding potential losses of financial companies, the absence of a liquid functioning secondary market and potential supply concerns from financial companies issuing new debt to recapitalize themselves.

One of the four securities is rated by two major rating agencies as investment grade, while one is split rated (this security is rated as investment grade by one major rating agency and below investment grade by another) and the other two are non-rated. The non-rated issues are relatively small banks and were never rated. The issuers of these non-rated trust preferred securities, which had a total amortized cost of $2.8 million and total fair value of $1.2 million as of December 31, 2011, continue to have satisfactory credit metrics and one continues to make interest payments.  The other non-rated issue began deferring dividend payments in the third quarter of 2011 apparently due to an increase in non-performing assets.  Nevertheless, this issuer continues to have satisfactory capital measures and interim profitability.

An additional trust preferred security was written down to zero as of December 31, 2010, including a $0.067 million credit related OTTI charge in the first quarter of 2010.

	December 31,
	2011		2010
	Fair Value	Net Unrealized Gain (Loss)	Fair Value	Net Unrealized Gain (Loss)
	(In thousands)

Trust preferred securities
Rated issues	$1,405	$(484)	$6,290	$(375)
Unrated issues - no OTTI	1,231	(1,577)	2,800	(7)

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

During 2011, 2010 and 2009 we recorded in earnings OTTI charges on securities available for sale of $0.8 million, $0.5 million and $0.1 million respectively.

A rollforward of credit losses recognized in earnings on securities available for sale for the years ending December 31, follow:

	2011	2010	2009
	(In thousands)
Balance at beginning of year	$710	$248	$166
Additions to credit losses on securities for which no previous OTTI was recognized	425	198	65
Increases to credit losses on securities for which OTTI was previously recognized	335	264	17
Total	$1,470	$710	$248

The amortized cost and fair value of securities available for sale at December 31, 2011, by contractual maturity, follow. The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$1,475	$1,493
Maturing after one year but within five years	7,157	7,366
Maturing after five years but within ten years	21,574	21,774
Maturing after ten years	26,336	24,337
	56,542	54,970
U.S. agency residential mortgage-backed	93,415	94,206
Private label residential mortgage-backed	11,066	8,268
Total	$161,023	$157,444

A summary of proceeds from the sale of securities available for sale and gains and losses follows:

	Proceeds	Realized Gains	Losses(1)
	(In thousands)
2011	$70,322	$279	$75
2010	96,648	1,882	221
2009	43,525	3,003	130

(1) Losses in 2011, 2010 and 2009 exclude $0.8 million, $0.5 million and $0.1 million, respectively of other than temporary impairment.

During 2011, 2010 and 2009 our trading securities consisted of various preferred stocks. During each of those years we recognized gains (losses) on trading securities of $0.04 million, $(0.02) million and $1.0 million, respectively, that are included in net gains (losses) on securities in the Consolidated Statements of Operations. Of these amounts, $0.04 million and $(0.02) million relates to gains (losses) recognized on trading securities still held at December 31, 2011 and 2010, respectively.

Securities with a book value of $12.6 million and $19.6 million at December 31, 2011 and 2010, respectively, were pledged to secure borrowings, public deposits and for other purposes as required by law. There were no investment obligations of state and political subdivisions that were payable from or secured by the same source of revenue or taxing authority that exceeded 10% of consolidated shareholders' equity at December 31, 2011 or 2010.

LOANS	12 Months Ended
Dec. 31, 2011
LOANS [Abstract]
LOANS
NOTE 4 – LOANS

Our loan portfolios at December 31 follow:

	2011	2010
	(In thousands)
Real estate(1)
Residential first mortgages	$530,969	$601,755
Residential home equity and other junior mortgages	150,127	171,273
Construction and land development	59,136	68,022
Other(2)	446,980	484,019
Payment plan receivables	115,018	201,263
Commercial	150,633	155,322
Consumer	119,106	126,525
Agricultural	4,639	4,937
Total loans	$1,576,608	$1,813,116

(1) Includes both residential and non-residential commercial loans secured by real estate.
(2) Includes loans secured by multi-family residential and non-farm, non-residential property.

Loans are presented net of deferred loan fees of $0.1 million at December 31, 2011 and $0.6 million at December 31, 2010. Payment plan receivables totaling $122.7 million and $213.9 million at December 31, 2011 and 2010, respectively, are presented net of unamortized discount of $7.9 million and $12.9 million at December 31, 2011 and 2010, respectively. These payment plan receivables had effective yields of 15% and 13% at December 31, 2011 and 2010, respectively. These receivables have various due dates through December, 2013.

An analysis of the allowance for loan losses by portfolio segment for the years ended December 31, follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Unallocated	Total
	(In thousands)
2011
Balance at beginning of period	$23,836	$22,642	$6,769	$389	$14,279	$67,915
Additions (deductions)
Provision for loan losses	12,988	14,410	3,365	(11)	(2,806)	27,946
Recoveries credited to allowance	1,850	1,441	1,451	5	-	4,747
Loans charged against the allowance	(20,491)	(15,608)	(5,439)	(186)	-	(41,724)
Balance at end of period	$18,183	$22,885	$6,146	$197	$11,473	$58,884

2010
Balance at beginning of period	$41,259	$18,434	$6,404	$754	$14,866	$81,717
Additions (deductions)
Provision for loan losses	17,716	23,316	6,616	(296)	(587)	46,765
Recoveries credited to allowance	969	1,155	1,475	13	-	3,612
Loans charged against the allowance	(36,108)	(20,263)	(7,726)	(82)	-	(64,179)
Balance at end of period	$23,836	$22,642	$6,769	$389	$14,279	$67,915

2009
Balance at beginning of period	$33,090	$8,729	$4,264	$486	$11,331	$57,900
Additions (deductions)
Provision for loan losses	59,278	31,783	8,431	291	3,535	103,318
Recoveries credited to allowance	731	791	1,271	2	-	2,795
Loans charged against the allowance	(51,840)	(22,869)	(7,562)	(25)	-	(82,296)
Balance at end of period	$41,259	$18,434	$6,404	$754	$14,866	$81,717

Allowance for loan losses and recorded investment in loans by portfolio segment at December 31 follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Unallocated	Total
	(In thousands)
2011
Allowance for loan losses:
Individually evaluated for impairment	$10,252	$10,285	$1,762	$-	$-	$22,299
Collectively evaluated for impairment	7,931	12,600	4,384	197	11,473	36,585
Total ending allowance balance	$18,183	$22,885	$6,146	$197	$11,473	$58,884

Loans
Individually evaluated for impairment	$58,674	$93,702	$7,554	$-		$159,930
Collectively evaluated for impairment	594,665	499,919	212,907	115,018		1,422,509
Total loans recorded investment	653,339	593,621	220,461	115,018		1,582,439
Accrued interest included in recorded investment	2,184	2,745	902	-		5,831
Total loans	$651,155	$590,876	$219,559	$115,018		$1,576,608

2010
Allowance for loan losses:
Individually evaluated for impairment	$11,522	$11,567	$1,836	$-	$-	$24,925
Collectively evaluated for impairment	12,314	11,075	4,933	389	14,279	42,990
Total ending allowance balance	$23,836	$22,642	$6,769	$389	$14,279	$67,915

Loans
Individually evaluated for impairment	$53,415	$107,026	$6,904	$-		$167,345
Collectively evaluated for impairment	656,681	554,534	239,835	201,263		1,652,313
Total loans recorded investment	710,096	661,560	246,739	201,263		1,819,658
Accrued interest included in recorded investment	2,566	2,881	1,095	-		6,542
Total loans	$707,530	$658,679	$245,644	$201,263		$1,813,116

Non-performing loans at December 31 follows:

	2011	2010
	(In thousands)

Non-accrual loans	$59,309	$66,652
Loans 90 days or more past due and still accruing interest	574	928
Total non-performing loans	$59,883	$67,580

Non performing loans include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. If these loans had continued to accrue interest in accordance with their original terms, approximately $3.2 million, $5.0 million, and $7.3 million of interest income would have been recognized in 2011, 2010 and 2009, respectively. Interest income recorded on these loans was approximately $0.1 million, $0.1 million and $0.2 million in 2011, 2010 and 2009, respectively.

Non performing loans by class as of December 31, follows:

	90+ and Still Accruing	Non- Accrual	Total Non- Performing Loans
	(In thousands)
2011
Commercial
Income producing - real estate	$490	$13,788	$14,278
Land, land development and construction - real estate	43	6,990	7,033
Commercial and industrial	-	7,984	7,984
Mortgage
1-4 family	54	15,929	15,983
Resort lending	-	8,819	8,819
Home equity line of credit - 1st lien	-	523	523
Home equity line of credit - 2nd lien	-	889	889
Installment
Home equity installment - 1st lien	-	1,542	1,542
Home equity installment - 2nd lien	-	1,023	1,023
Loans not secured by real estate	-	880	880
Other	-	4	4
Payment plan receivables
Full refund	-	491	491
Partial refund	-	424	424
Other	-	23	23
Total recorded investment	$587	$59,309	$59,896
Accrued interest included in recorded investment	$13	$-	$13
2010
Commercial
Income producing - real estate	$276	$11,925	$12,201
Land, land development and construction - real estate	-	9,672	9,672
Commercial and industrial	675	7,016	7,691
Mortgage
1-4 family	-	19,428	19,428
Resort lending	-	9,206	9,206
Home equity line of credit - 1st lien	-	1,080	1,080
Home equity line of credit - 2nd lien	-	1,153	1,153
Installment
Home equity installment - 1st lien	-	1,916	1,916
Home equity installment - 2nd lien	-	1,373	1,373
Loans not secured by real estate	-	923	923
Other	-	34	34
Payment plan receivables
Full refund	-	2,470	2,470
Partial refund	-	329	329
Other	-	127	127
Total recorded investment	$951	$66,652	$67,603
Accrued interest included in recorded investment	$23	$-	$23

An aging analysis of loans by class at December 31 follows:

	Loans Past Due
	30-59 days	60-89 days	90+ days	Total	Loans not Past Due	Total Loans
	(In thousands)
2011
Commercial
Income producing - real estate	$1,701	$937	$6,408	$9,046	$264,620	$273,666
Land, land development and construction - real estate	487	66	2,720	3,273	51,453	54,726
Commercial and industrial	1,861	1,132	3,516	6,509	318,438	324,947
Mortgage
1-4 family	3,507	1,418	15,983	20,908	294,771	315,679
Resort lending	2,129	932	8,819	11,880	184,943	196,823
Home equity line of credit - 1st lien	96	196	523	815	24,705	25,520
Home equity line of credit - 2nd lien	506	159	889	1,554	54,045	55,599
Installment
Home equity installment - 1st lien	757	264	1,542	2,563	41,239	43,802
Home equity installment - 2nd lien	676	365	1,023	2,064	51,224	53,288
Loans not secured by real estate	1,173	463	880	2,516	117,661	120,177
Other	36	10	4	50	3,144	3,194
Payment plan receivables
Full refund	2,943	951	491	4,385	99,284	103,669
Partial refund	380	200	424	1,004	9,918	10,922
Other	23	24	23	70	357	427
Total recorded investment	$16,275	$7,117	$43,245	$66,637	$1,515,802	$1,582,439
Accrued interest included in recorded investment	$160	$105	$13	$278	$5,553	$5,831

2010
Commercial
Income producing - real estate	$3,269	$914	$8,978	$13,161	$295,948	$309,109
Land, land development and construction - real estate	1,923	147	4,919	6,989	55,693	62,682
Commercial and industrial	1,636	2,204	4,665	8,505	329,800	338,305
Mortgage
1-4 family	4,074	2,349	19,428	25,851	319,361	345,212
Resort lending	2,667	1,003	9,206	12,876	215,398	228,274
Home equity line of credit - 1st lien	576	-	1,080	1,656	25,951	27,607
Home equity line of credit - 2nd lien	723	464	1,153	2,340	58,127	60,467
Installment
Home equity installment - 1st lien	472	228	1,916	2,616	50,150	52,766
Home equity installment - 2nd lien	746	529	1,373	2,648	63,345	65,993
Loans not secured by real estate	1,302	348	923	2,573	122,066	124,639
Other	51	16	34	101	3,240	3,341
Payment plan receivables
Full refund	6,475	3,957	2,470	12,902	148,751	161,653
Partial refund	1,134	642	329	2,105	24,170	26,275
Other	583	166	127	876	12,459	13,335
Total recorded investment	$25,631	$12,967	$56,601	$95,199	$1,724,459	$1,819,658
Accrued interest included in recorded investment	$225	$133	$23	$381	$6,161	$6,542

Impaired loans and related allocated allowance at December 31 are as follows:

	2011	2010
	(In thousands)
Impaired loans with no allocated allowance
TDR	$26,945	$25,754
Non - TDR	423	4,495
Impaired loans with an allocated allowance
TDR - allowance based on collateral	20,142	19,418
TDR - allowance based on present value cash flow	98,130	93,070
Non - TDR - allowance based on collateral	13,773	21,623
Non - TDR - allowance based on present value cash flow	-	2,351
Total impaired loans	$159,413	$166,711

Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$6,004	$5,462
TDR - allowance based on present value cash flow	12,048	12,086
Non - TDR - allowance based on collateral	4,247	6,644
Non - TDR - allowance based on present value cash flow	-	733
Total amount of allowance for loan losses allocated	$22,299	$24,925

Impaired loans by class as of and for the year ended December 31, 2011 are as follows (1):

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$4,626	$6,386	$-	$3,170	$170
Land, land development & construction-real estate	219	243	-	613	35
Commercial and industrial	3,593	3,677	-	2,874	70
Mortgage
1-4 family	6,975	9,242	-	8,566	299
Resort lending	7,156	7,680	-	7,751	330
Home equity line of credit - 1st lien	-	-	-	-	-
Home equity line of credit - 2nd lien	134	211	-	118	4
Installment
Home equity installment - 1st lien	2,100	2,196	-	1,955	96
Home equity installment - 2nd lien	1,987	1,987	-	2,014	93
Loans not secured by real estate	637	688	-	598	31
Other	24	24	-	15	2
	27,451	32,334	-	27,674	1,130
With an allowance recorded:
Commercial
Income producing - real estate	22,781	29,400	3,642	18,812	117
Land, land development & construction-real estate	12,362	14,055	3,633	9,828	114
Commercial and industrial	15,093	18,357	2,977	11,501	352
Mortgage
1-4 family	61,214	63,464	7,716	62,811	2,692
Resort lending	18,159	19,351	2,534	21,750	734
Home equity line of credit - 1st lien	64	73	35	32	2
Home equity line of credit - 2nd lien	-	-	-	9	-
Consumer
Home equity installment - 1st lien	1,232	1,293	660	1,408	60
Home equity installment - 2nd lien	1,421	1,458	1,062	1,466	66
Loans not secured by real estate	153	156	40	168	6
Other	-	-	-	-	-
	132,479	147,607	22,299	127,785	4,143
Total
Commercial
Income producing - real estate	27,407	35,786	3,642	21,982	287
Land, land development & construction-real estate	12,581	14,298	3,633	10,441	149
Commercial and industrial	18,686	22,034	2,977	14,375	422
Mortgage
1-4 family	68,189	72,706	7,716	71,377	2,991
Resort lending	25,315	27,031	2,534	29,501	1,064
Home equity line of credit - 1st lien	64	73	35	32	2
Home equity line of credit - 2nd lien	134	211	-	127	4
Consumer
Home equity installment - 1st lien	3,332	3,489	660	3,363	156
Home equity installment - 2nd lien	3,408	3,445	1,062	3,480	159
Loans not secured by real estate	790	844	40	766	37
Other	24	24	-	15	2
Total	$159,930	$179,941	$22,299	$155,459	$5,273

Accrued interest included in recorded investment	$517

(1) There were no impaired payment plan receivables at December 31, 2011.

Impaired loans by class as of December 31, 2010 are as follows (1):

	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:	(In thousands)
Commercial
Income producing - real estate	$4,545	$4,763	$-
Land, land development & construction-real estate	1,600	2,810	-
Commercial and industrial	5,830	5,873	-
Mortgage
1-4 family	8,770	10,551	-
Resort lending	5,666	5,670	-
Home equity line of credit - 1st lien	-	-	-
Home equity line of credit - 2nd lien	93	93	-
Installment
Home equity installment - 1st lien	1,772	1,805	-
Home equity installment - 2nd lien	1,891	1,904	-
Loans not secured by real estate	211	220	-
Other	-	-	-
	30,378	33,689	-
With an allowance recorded:
Commercial
Income producing - real estate	16,206	22,748	4,279
Land, land development & construction-real estate	12,735	21,017	3,922
Commercial and industrial	12,499	13,844	3,321
Mortgage
1-4 family	64,157	66,379	8,223
Resort lending	28,315	28,874	3,319
Home equity line of credit - 1st lien	-	-	-
Home equity line of credit - 2nd lien	25	97	25
Consumer
Home equity installment - 1st lien	1,361	1,374	620
Home equity installment - 2nd lien	1,413	1,429	1,110
Loans not secured by real estate	256	258	106
Other	-	-	-
	136,967	156,020	24,925
Total
Commercial
Income producing - real estate	20,751	27,511	4,279
Land, land development & construction-real estate	14,335	23,827	3,922
Commercial and industrial	18,329	19,717	3,321
Mortgage
1-4 family	72,927	76,930	8,223
Resort lending	33,981	34,544	3,319
Home equity line of credit - 1st lien	-	-	-
Home equity line of credit - 2nd lien	118	190	25
Consumer
Home equity installment - 1st lien	3,133	3,179	620
Home equity installment - 2nd lien	3,304	3,333	1,110
Loans not secured by real estate	467	478	106
Other	-	-	-
Total	$167,345	$189,709	$24,925

Accrued interest included in recorded investment	$634

(1) There were no impaired payment plan receivables at December 31, 2010.

Our average investment in impaired loans was approximately $155.5 million, $168.0 million and $111.2 million in 2011, 2010 and 2009, respectively. Cash receipts on impaired loans on non-accrual status are generally applied to the principal balance. Interest income recognized on impaired loans was approximately $5.3 million, $5.7 million and $2.2 million in 2011, 2010 and 2009, respectively of which the majority of these amounts were received in cash.

Troubled debt restructurings at December 31 follow:

	2011
	Commercial	Retail		Total
	(In thousands)

Performing TDR's	$29,799	$86,770		$116,569
Non-performing TDR's(1)	14,567	14,081	(2)	28,648
Total	$44,366	$100,851		$145,217

	2010
	Commercial	Retail		Total
	(In thousands)

Performing TDR's	$16,957	$96,855		$113,812
Non-performing TDR's(1)	7,814	16,616	(2)	24,430
Total	$24,771	$113,471		$138,242

(1)	Included in non-performing loans table above.
(2)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

We have allocated $18.1 million and $17.5 million of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2011 and 2010, respectively. We have committed to lend additional amounts totaling up to zero and $0.1 million as of December 31, 2011 and 2010, respectively, to customers with outstanding loans that are classified as troubled debt restructurings.

During the year ending December 31, 2011, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans generally included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan have generally been for periods ranging from 3 months to 60 months but have extended to as much as 480 months in certain circumstances. Modifications involving an extension of the maturity date have generally been for periods ranging from 1 month to 120 months but have extended to as much as 248 months in certain circumstances.

Loans that have been classified as troubled debt restructurings during the year ended December 31, 2011 follows:

	Number of Contracts	Pre- modification Recorded Balance	Post- modification Recorded Balance
	(Dollars in thousands)
Commercial
Income producing - real estate	42	$21,061	$17,679
Land, land development & construction-real estate	20	10,801	7,464
Commercial and industrial	64	11,133	10,649
Mortgage
1-4 family	73	9,933	9,423
Resort lending	33	8,893	8,749
Home equity line of credit - 1st lien	2	69	64
Home equity line of credit - 2nd lien	1	23	18
Installment
Home equity installment - 1st lien	21	678	618
Home equity installment - 2nd lien	16	535	514
Loans not secured by real estate	26	455	442
Other	-	-	-
Total	298	$63,581	$55,620

The troubled debt restructurings described above increased the allowance for loan losses by $3.4 million and resulted in charge offs of $4.7 million during the year ending December 31, 2011.

Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the year ended December 31, 2011 follows:

	Number of Contracts	Recorded Balance
	(Dollars in thousands)
Commercial
Income producing - real estate	7	$3,604
Land, land development & construction-real estate	4	3,036
Commercial and industrial	2	492
Mortgage
1-4 family	10	1,191
Resort lending	6	1,311
Home equity line of credit - 1st lien	-	-
Home equity line of credit - 2nd lien	-	-
Consumer
Home equity installment - 1st lien	1	19
Home equity installment - 2nd lien	5	301
Loans not secured by real estate	-	-
Other	-	-
	35	$9,954

A loan is considered to be in payment default generally once it is 90 days contractually past due under the modified terms for commercial loans and installment loans and when four consecutive payments are missed for mortgage loans.

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $1.9 million and resulted in charge offs of $1.8 million during the year ending December 31, 2011.

The terms of certain other loans were modified during the year ending December 31, 2011 that did not meet the definition of a troubled debt restructuring. The modification of these loans could have included modification of the terms of a loan to borrowers who were not experiencing financial difficulties or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, we perform an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under our internal underwriting policy.

Credit Quality Indicators – As part of our on on-going monitoring of the credit quality of our loan portfolios, we track certain credit quality indicators including (a) weighted-average risk grade of commercial loans, (b) the level of classified commercial loans (c) credit scores of mortgage and installment loan borrowers (d) investment grade of certain counterparties for payment plan receivables and (e) delinquency history and non-performing loans.

For commercial loans we use a loan rating system that is similar to those employed by state and federal banking regulators. Loans are graded on a scale of 1 to 12. A description of the general characteristics of the ratings follows:

Rating 1 through 6: These loans are generally referred to as our “non-watch” commercial credits that include very high or exceptional credit fundamentals through acceptable credit fundamentals.

Rating 7 and 8: These loans are generally referred to as our “watch” commercial credits. This rating includes loans to borrowers that exhibit potential credit weakness or downward trends. If not checked or cured these trends could weaken our asset or credit position. While potentially weak, no loss of principle or interest is envisioned with these ratings.

Rating 9: These loans are generally referred to as our “substandard accruing” commercial credits. This rating includes loans to borrowers that exhibit a well-defined weakness where payment default is probable and loss is possible if deficiencies are not corrected. Generally, loans with this rating are considered collectible as to both principle and interest primarily due to collateral coverage.

Rating 10 and 11: These loans are generally referred to as our “substandard - non-accrual” and “doubtful” commercial credits. This rating includes loans to borrowers with weaknesses that make collection of debt in full, on the basis of current facts, conditions and values at best questionable and at worst improbable. All of these loans are placed in non-accrual.

Rating 12: These loans are generally referred to as our “loss” commercial credits. This rating includes loans to borrowers that are deemed incapable of repayment and are charged-off.

The following table summarizes loan ratings by loan class for our commercial loan segment at December 31:

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
	(In thousands)
2011
Income producing - real estate	$201,655	$52,438	$5,785	$13,788	$273,666
Land, land development and construction - real estate	33,515	9,421	4,800	6,990	54,726
Commercial and industrial	275,245	27,783	13,935	7,984	324,947
Total	$510,415	$89,642	$24,520	$28,762	$653,339
Accrued interest included in total	$1,677	$381	$126	$-	$2,184

2010
Income producing - real estate	$225,167	$57,536	$14,482	$11,925	$309,110
Land, land development and construction - real estate	33,356	14,780	4,873	9,672	62,681
Commercial and industrial	273,138	41,738	16,413	7,016	338,305
Total	$531,661	$114,054	$35,768	$28,613	$710,096
Accrued interest included in total	$1,897	$469	$200	$-	$2,566

For each of our mortgage and consumer segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated at least annually. The following table summarizes credit scores by loan class for our mortgage and installment loan segments at December 31:

	Mortgage (1)
	1-4 Family	Resort Lending	Home Equity 1st Lien	Home Equity 2nd Lien	Total
	(In thousands)
2011
800 and above	$26,509	$17,345	$4,062	$6,317	$54,233
750-799	63,746	76,381	8,058	16,892	165,077
700-749	55,047	53,210	4,280	12,131	124,668
650-699	54,579	21,579	2,854	7,909	86,921
600-649	40,977	12,750	2,485	5,066	61,278
550-599	29,732	10,698	1,547	3,466	45,443
500-549	28,573	3,716	1,615	2,758	36,662
Under 500	12,434	565	539	886	14,424
Unknown	4,082	579	80	174	4,915
Total	$315,679	$196,823	$25,520	$55,599	$593,621
Accrued interest included in total	$1,404	$928	$123	$290	$2,745

2010
800 and above	$28,308	$21,385	$4,433	$6,386	$60,512
750-799	66,812	89,695	8,996	17,995	183,498
700-749	66,749	56,425	4,961	14,688	142,823
650-699	57,026	25,911	3,707	8,856	95,500
600-649	41,559	12,832	1,596	3,768	59,755
550-599	31,879	11,647	1,673	4,303	49,502
500-549	30,723	5,040	1,366	2,497	39,626
Under 500	19,005	2,941	742	1,853	24,541
Unknown	3,151	2,398	133	121	5,803
Total	$345,212	$228,274	$27,607	$60,467	$661,560
Accrued interest included in total	$1,413	$1,012	$135	$321	$2,881

	Installment(1)
	Home Equity 1st Lien	Home Equity 2nd Lien	Loans not Secured by Real Estate	Other	Total
	(In thousands)
2011
800 and above	$5,466	$5,047	$18,245	$70	$28,828
750-799	11,651	16,475	41,501	572	70,199
700-749	6,899	10,693	23,174	883	41,649
650-699	7,144	8,407	15,646	673	31,870
600-649	4,943	5,412	7,599	434	18,388
550-599	3,435	3,221	4,573	270	11,499
500-549	3,021	3,145	3,011	183	9,360
Under 500	1,160	854	1,391	50	3,455
Unknown	83	34	5,037	59	5,213
Total	$43,802	$53,288	$120,177	$3,194	$220,461
Accrued interest included in total	$176	$208	$489	$29	$902

2010
800 and above	$5,626	$5,618	$13,078	$22	$24,344
750-799	14,654	19,668	46,228	554	81,104
700-749	8,994	15,015	26,714	828	51,551
650-699	8,225	10,029	15,968	779	35,001
600-649	5,878	5,677	8,520	417	20,492
550-599	4,120	4,812	5,479	255	14,666
500-549	3,350	3,248	4,398	260	11,256
Under 500	1,809	1,848	2,087	163	5,907
Unknown	110	78	2,167	63	2,418
Total	$52,766	$65,993	$124,639	$3,341	$246,739
Accrued interest included in total	$218	$264	$579	$34	$1,095

(1) Credit scores have been updated within the last twelve months.

Mepco is a wholly-owned subsidiary of our Bank that operates a vehicle service contract payment plan business throughout the United States. See note #11 for more information about Mepco's business. As of December 31, 2011, approximately 90.1% of Mepco's outstanding payment plan receivables relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the full refund owing upon cancellation of the related service contract (including with respect to both the portion funded to the service contract seller and the portion funded to the administrator). These receivables are shown as “Full Refund” in the table below. Another approximately 9.5% of Mepco's outstanding payment plan receivables as of December 31, 2011, relate to programs in which a third party insurer or risk retention group is obligated to pay Mepco the refund owing upon cancellation only with respect to the unearned portion previously funded by Mepco to the administrator (but not to the service contract seller). These receivables are shown as “Partial Refund” in the table below. The balance of Mepco's outstanding payment plan receivables relate to programs in which there is no insurer or risk retention group that has any contractual liability to Mepco for any portion of the refund amount. These receivables are shown as “Other” in the table below. For each class of our payment plan receivables we monitor credit ratings of the counterparties as we evaluate the credit quality of this portfolio.

Although Mepco has contractual recourse against various counterparties for refunds owing upon cancellation of vehicle service contracts, please see note #11 regarding certain risks and difficulties associated with collecting these refunds.

The following table summarizes credit ratings by class of payment plan receivable at December 31:

	Payment Plan Receivables
	Full Refund	Partial Refund	Other	Total
	(In thousands)
2011
AM Best rating
A+	$-	$118	$7	$125
A	32,461	165	269	32,895
A-	27,056	10,639	-	37,695
B+	1,390	-	-	1,390
B	-	-	-	-
Not rated	42,762	-	151	42,913
Total	$103,669	$10,922	$427	$115,018

2010
AM Best rating
A+	$-	$255	$-	$255
A	40,264	497	341	41,102
A-	48,291	25,523	-	73,814
B+	19,694	-	-	19,694
B	-	-	-	-
Not rated	53,404	-	12,994	66,398
Total	$161,653	$26,275	$13,335	$201,263

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year end are as follows:

	2011	2010
	(In thousands)
Mortgage loans serviced for:
Fannie Mae	$895,510	$939,963
Freddie Mac	882,401	828,166
Other	154	192
Total	$1,778,065	$1,768,321

Custodial escrow balances maintained in connection with mortgage loans serviced for others totaled $26.5 million and $33.3 million, at December 31, 2011 and 2010, respectively.

If we do not remain “Well Capitalized” (see note #21), meet certain minimum capital levels or certain profitability requirements or if we incur a rapid decline in net worth we could lose our ability to sell and/or service loans to these investors. This could impact our ability to generate gains on the sale of loans and generate servicing income. A forced liquidation of our servicing portfolio could also impact the value that could be recovered on this asset. Fannie Mae has the most stringent eligibility requirements covering capital levels, profitability and decline in net worth. Fannie Mae requires seller/servicers to be “Well Capitalized.” For the profitability requirement, we cannot record four or more consecutive quarterly losses and experience a 30% decline in net worth over the same period. Finally, our net worth cannot decline by more than 25% in one quarter or more than 40% over two consecutive quarters. The highest level of capital we are required to maintain is at least $2.5 million plus 0.25% of loans serviced for Freddie Mac.

An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2011	2010	2009
	(In thousands)
Balance at beginning of year	$14,661	$15,273	$11,966
Originated servicing rights capitalized	2,967	4,158	5,213
Amortization	(3,065)	(3,862)	(4,255)
Change in valuation allowance	(3,334)	(908)	2,349
Balance at end of year	$11,229	$14,661	$15,273
Valuation allowance	$6,544	$3,210	$2,302
Loans sold and serviced that have had servicing rights capitalized	$1,774,952	$1,764,317	$1,725,278

The fair value of capitalized mortgage loan servicing rights was $11.5 million and $15.7 million at December 31, 2011 and 2010, respectively. Fair value was determined using an average coupon rate of 5.20%, average servicing fee of 0.256%, average discount rate of 10.65% and an average PSA rate of 278 for December 31, 2011; and an average coupon rate of 5.42%, average servicing fee of 0.255%, average discount rate of 10.07% and an average PSA rate of 228 for December 31, 2010.

OTHER REAL ESTATE OWNED	12 Months Ended
Dec. 31, 2011
OTHER REAL ESTATE OWNED [Abstract]
OTHER REAL ESTATE OWNED
NOTE 5 – OTHER REAL ESTATE OWNED

During 2011 and 2010 we foreclosed on certain loans secured by real estate and transferred approximately $18.6 million and $38.1 million to other real estate in each of those years, respectively. At the time of acquisition amounts were charged-off against the allowance for loan losses to bring the carrying amount of these properties to their estimated fair values, less estimated costs to sell. During 2011 and 2010 we sold other real estate with book balances of approximately $17.7 million and $22.8 million, respectively. Gains or losses on the sale of other real estate are included in non-interest expense on the Consolidated Statements of Operations.

We periodically review our real estate owned properties and establish valuation allowances on these properties if values have declined since the date of acquisition. An analysis of our valuation allowance for other real estate owned follows:

	2011	2010	2009
	(In thousands)
Balance at beginning of year	$10,876	$6,498	$2,363
Additions charged to expense	6,563	6,883	7,108
Direct write-downs upon sale	(2,784)	(2,505)	(2,973)
Balance at end of year	$14,655	$10,876	$6,498

Other real estate and repossessed assets totaling $34.0 million and $39.4 million at December 31, 2011 and 2010, respectively are presented net of valuation allowance.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 – PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 follows:

	2011	2010
	(In thousands)
Land	$19,250	$19,367
Buildings	70,168	70,335
Equipment	78,269	76,038
	167,687	165,740
Accumulated depreciation and amortization	(105,139)	(97,381)
Property and equipment, net	$62,548	$68,359

Depreciation expense was $8.4 million, $8.7 million and $8.7 million in 2011, 2010 and 2009, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net of amortization, at December 31 follows:

	2011		2010
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)

Amortized intangible assets - core deposits	$31,326	$23,717	$31,326	$22,346

Intangible amortization expense was $1.4 million, $1.3 million and $1.9 million in 2011, 2010 and 2009, respectively.

A summary of estimated core deposit intangible amortization at December 31, 2011, follows:

(In thousands)

2012	$1,088
2013	1,078
2014	801
2015	613
2016	613
2017 and thereafter	3,416
Total	$7,609

During 2009 we recorded a $16.7 million goodwill impairment charge at our Mepco segment. In the fourth quarter of 2009 we updated our goodwill impairment testing (interim tests had also been performed in the prior quarters of 2009). The results of the year end goodwill impairment testing showed that the estimated fair value of our Mepco reporting unit was less than the carrying value of equity. The fair value of Mepco is principally based on estimated future earnings utilizing a discounted cash flow methodology. Mepco recorded a loss in the fourth quarter of 2009. Further, Mepco's largest business counterparty, who accounted for nearly one-half of Mepco's payment plan business, defaulted in its obligations to Mepco and this counterparty was expected to cease operations in 2010 (which it did). These factors adversely impacted the level of Mepco's expected future earnings and hence its fair value. This necessitated a step 2 analysis and valuation. Based on the step 2 analysis (which involved determining the fair value of Mepco's assets, liabilities and identifiable intangibles) we concluded that goodwill was impaired, resulting in the $16.7 million charge. As a result of this charge, goodwill had a zero balance at December 31, 2009. In addition, we accelerated the amortization of a customer relationship intangible at Mepco in the amount of $0.1 million. This customer relationship intangible had a zero balance at December 31, 2009.

DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS [Abstract]
DEPOSITS
NOTE 8 – DEPOSITS

A summary of interest expense on deposits for the years ended December 31 follows:

	2011	2010	2009
	(In thousands)
Savings and interest bearing checking	$2,263	$2,829	$5,751
Time deposits under $100,000	10,349	22,204	25,202
Time deposits of $100,000 or more	2,645	3,131	4,452
Total	$15,257	$28,164	$35,405

Aggregate time deposits in denominations of $100,000 or more amounted to $188.6 million and $166.1 million at December 31, 2011 and 2010, respectively.

A summary of the maturity of time deposits at December 31, 2011, follows:

(In thousands)

2012	$357,403
2013	113,918
2014	40,419
2015	28,941
2016	27,342
2017 and thereafter	781
Total	$568,804

Time deposits acquired through broker relationships totaled $42.3 million and $273.5 million at December 31, 2011 and 2010, respectively.

OTHER BORROWINGS	12 Months Ended
Dec. 31, 2011
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS
NOTE 9 – OTHER BORROWINGS

A summary of other borrowings at December 31 follows:

	2011	2010
	(In thousands)
Advances from the Federal Home Loan Bank	$33,384	$71,022
Other	3	10
Total	$33,387	$71,032

Advances from the Federal Home Loan Bank (“FHLB”) are secured by unencumbered qualifying mortgage and home equity loans with a market value equal to at least 136% to 200%, respectively of outstanding advances, as well as certain agency mortgage backed securities. Advances are also secured by FHLB stock that we own. As of December 31, 2011, we had unused borrowing capacity with the FHLB (subject to the FHLB's credit requirements and policies) of $149.7 million. Interest expense on advances amounted to $1.4 million, $1.9 million and $4.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. During 2011, 2010 and 2009 FHLB advances totaling $33.0 million, $25.0 million and $151.5 million, respectively were terminated with no realized gain or loss.

As a member of the FHLB, we must own FHLB stock equal to the greater of 1.0% of the unpaid principal balance of residential mortgage loans or 5.0% of our outstanding advances. At December 31, 2011, we were in compliance with the FHLB stock ownership requirements.

The maturity dates and weighted average interest rates of FHLB advances at December 31 follow:

	2011		2010
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed-rate advances
2011			$2,250	5.89%
2012	$12,354	0.50%	364	6.90
2013	-		-
2014	4,240	5.73	4,240	5.73
2015	-		-
2016	2,505	6.55	2,590	6.55
2017 and thereafter	11,285	6.59	11,578	6.59
Total fixed-rate advances	30,384	3.99	21,022	6.34
Variable-rate advances
2011	-		42,000	0.33
2013	-		5,000	0.92
2014	3,000	0.51	-
2015	-		3,000	0.66
Total variable-rate advances	3,000	0.51	50,000	0.41
Total advances	$33,384	3.68%	$71,022	2.16%

A summary of repayments of FHLB Advances at December 31, 2011, follows:

(In thousands)

2012	$12,762
2013	441
2014	7,717
2015	515
2016	2,521
2017 and thereafter	9,428
Total	$33,384

All repurchase agreements outstanding at December 31, 2009 matured during 2010. These securities were being held by the counterparty to the repurchase agreement. Repurchase agreements averaged $30.7 million and $35.0 million during 2010 and 2009 respectively. The maximum amounts outstanding at any month end during 2010 and 2009 were $35.0 million in each year, respectively. Interest expense on repurchase agreements totaled $1.4 million and $1.6 million, for the years ended 2010 and 2009, respectively. No repurchase agreements were prepaid during 2010 or 2009.

We had no borrowings outstanding with the FRB during the years ended or at December 31, 2011 or 2010. We had unused borrowing capacity with the FRB (subject to the FRB's credit requirements and policies) of $0.5 million at December 31, 2011. Collateral for FRB borrowings are certain securities available for sale. Interest expense on these borrowings amounted to $0.2 million for the year ended December 31, 2009. FRB borrowings averaged $59.8 million during 2009. The maximum amount outstanding at any month end during 2009 was $206.0 million.

Assets, including securities available for sale and loans, pledged to secure other borrowings totaled $391.7 million at December 31, 2011.

SUBORDINATED DEBENTURES	12 Months Ended
Dec. 31, 2011
SUBORDINATED DEBENTURES [Abstract]
SUBORDINATED DEBENTURES
NOTE 10 – SUBORDINATED DEBENTURES

We have formed various special purpose entities (the “trusts”) for the purpose of issuing trust preferred securities in either public or pooled offerings or in private placements. Independent Bank Corporation owns all of the common stock of each trust and has issued subordinated debentures to each trust in exchange for all of the proceeds from the issuance of the common stock and the trust preferred securities. Trust preferred securities totaling $38.2 million and $44.1 million at December 31, 2011 and 2010, respectively, qualified as Tier 1 regulatory capital and the remaining amount qualified as Tier 2 regulatory capital.

These trusts are not consolidated with Independent Bank Corporation and accordingly, we report the common securities of the trusts held by us in other assets and the subordinated debentures that we have issued to the trusts in the liability section of our Consolidated Statements of Financial Condition.

Summary information regarding subordinated debentures as of December 31 follows:

		2011
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance II	March 2003	$9,452	$9,168	$284
IBC Capital Finance III	May 2007	12,372	12,000	372
IBC Capital Finance IV	September 2007	20,619	20,000	619
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$50,175	$48,668	$1,507

		2010
Entity Name	Issue Date	Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance II	March 2003	$9,452	$9,168	$284
IBC Capital Finance III	May 2007	12,372	12,000	372
IBC Capital Finance IV	September 2007	20,619	20,000	619
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
		$50,175	$48,668	$1,507

Other key terms for the subordinated debentures and trust preferred securities that were outstanding at December 31, 2011 follow:

Entity Name	Maturity Date	Interest Rate	First Permitted Redemption Date

IBC Capital Finance II	March 31, 2033	8.25% fixed	March 31, 2008
IBC Capital Finance III	July 30, 2037	3 month LIBOR plus 1.60%	July 30, 2012
IBC Capital Finance IV	September 15, 2037	3 month LIBOR plus 2.85%	September 15, 2012
Midwest Guaranty Trust I	November 7, 2032	3 month LIBOR plus 3.45%	November 7, 2007

In 2010, we commenced an offer to exchange up to 18.0 million newly issued shares of our common stock for properly tendered and accepted trust preferred securities issued by IBC Capital Finance II, IBC Capital Finance III, IBC Capital Finance IV, and Midwest Guaranty Trust I (the “Exchange Offer”). The Exchange Offer expired on June 22, 2010. We accepted for exchange 1,657,255 shares ($41.4 million aggregate liquidation amount) of the trust preferred securities issued by IBC Capital Finance II, which were validly tendered and not withdrawn as of the expiration date for the Exchange Offer. No shares of the trust preferred securities issued by IBC Capital Finance III, IBC Capital Finance IV, or Midwest Guaranty Trust I were tendered.

We issued 5,109,125 shares of common stock at a price of $4.60 per share in exchange for the validly tendered trust preferred securities issued by IBC Capital Finance II (including $2.3 million of accrued and unpaid interest) and recorded a gain of $18.1 million which is included in our Consolidated Statements of Operations as “Gain on extinguishment of debt”. This gain was net of expenses paid totaling approximately $1.0 million for dealer-manager fees, legal fees, accounting fees and other related costs as well as the pro rata write off of previously capitalized issue costs of $1.2 million.

In the fourth quarter of 2009 we elected to defer distributions (payment of interest) on each of the subordinated debentures and trust preferred securities and continued to defer these distributions through December 31, 2011. The subordinated debentures and trust preferred securities are cumulative and have a feature that permits us to defer distributions (payment of interest) from time to time for a period not to exceed 20 consecutive quarters. While we defer the payment of interest, we will continue to accrue the interest expense owed at the applicable interest rate. Upon the expiration of the deferral, all accrued and unpaid interest is due and payable. At December 31, 2011 and 2010 we had $4.4 million and $2.3 million of accrued and unpaid interest. We have the right to redeem the subordinated debentures and trust preferred securities (at par) in whole or in part from time to time on or after the first permitted redemption date specified above or upon the occurrence of specific events defined within the trust indenture agreements. Issuance costs have been capitalized and are being amortized on a straight-line basis over a period not exceeding 30 years and are included in interest expense in the Consolidated Statements of Operations. Distributions (payment of interest) on the trust preferred securities are also included in interest expense in the Consolidated Statements of Operations.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11 – COMMITMENTS AND CONTINGENT LIABILITIES

In the normal course of business, we enter into financial instruments with off-balance sheet risk to meet the financing needs of customers or to reduce exposure to fluctuations in interest rates. These financial instruments may include commitments to extend credit and standby letters of credit. Financial instruments involve varying degrees of credit and interest-rate risk in excess of amounts reflected in the Consolidated Statements of Financial Condition. Exposure to credit risk in the event of non-performance by the counterparties to the financial instruments for loan commitments to extend credit and standby letters of credit is represented by the contractual amounts of those instruments. We do not, however, anticipate material losses as a result of these financial instruments.

A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2011	2010
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$139,183	$126,356
Standby letters of credit	11,188	11,949

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and generally require payment of a fee. Since commitments may expire without being drawn upon, the commitment amounts do not represent future cash requirements. Commitments are issued subject to similar underwriting standards, including collateral requirements, as are generally involved in the extension of credit facilities.

Standby letters of credit are written conditional commitments issued to guarantee the performance of a customer to a third party. The credit risk involved in such transactions is essentially the same as that involved in extending loan facilities and, accordingly, standby letters of credit are issued subject to similar underwriting standards, including collateral requirements, as are generally involved in the extension of credit facilities. The majority of the standby letters of credit are to corporations, have variable rates that range from 2.5% to 6.5% and mature through 2013.

Our Mepco segment conducts its payment plan business activities across the United States. Mepco acquires the payment plans from companies (which we refer to as Mepco's “counterparties”) at a discount from the face amount of the payment plan. Each payment plan (which are classified as payment plan receivables in our Consolidated Statements of Financial Condition) permit a consumer to purchase a service contract by making installment payments, generally for a term of 12 to 24 months, to the sellers of those contracts (one of the “counterparties”). Mepco thereafter collects the payments from consumers. In acquiring the payment plan, Mepco generally funds a portion of the cost to the seller of the service contract and a portion of the cost to the administrator of the service contract. The administrator, in turn, pays the necessary contractual liability insurance policy (“CLIP”) premium to the insurer or risk retention group.

Consumers are allowed to voluntarily cancel the service contract at any time and are generally entitled to receive a refund from the administrator of the unearned portion of the service contract at the time of cancellation. As a result, while Mepco does not owe any refund to the consumer, it also does not have any recourse against the consumer for nonpayment of a payment plan and therefore does not evaluate the creditworthiness of the individual consumer. If a consumer stops making payments on a payment plan or exercises the right to voluntarily cancel the service contract, the service contract seller and administrator are each obligated to refund to Mepco the amount necessary to make Mepco whole as a result of its funding of the service contract. In addition, the insurer or risk retention group that issued the CLIP for the service contract often guarantees all or a portion of the refund to Mepco. See note #4 above for a breakdown of Mepco's payment plan receivables by the level of recourse Mepco has against various counterparties.

Upon the cancellation of a service contract and the completion of the billing process to the counterparties for amounts due to Mepco, there is a decrease in the amount of “payment plan receivables” and an increase in the amount of “vehicle service contract counterparty receivables” until such time as the amount due from the counterparty is collected. These amounts represent funds actually due to Mepco from its counterparties for cancelled service contracts. At December 31, 2011, the aggregate amount of such obligations owing to Mepco by counterparties, net of write-downs and reserves made through the recognition of vehicle service contract counterparty contingencies expense, totaled $29.3 million. This compares to a balance of $37.3 million at December 31, 2010. Mepco is currently in the process of working to recover these receivables, including through liquidation of collateral, claims against the bankruptcy estate of a counterparty that previously represented a significant portion of Mepco's business, and litigation against counterparties.

In some cases, Mepco requires collateral or guaranties by the principals of the counterparties to secure these refund obligations; however, this is generally only the case when no rated insurance company is involved to guarantee the repayment obligation of the seller and administrator counterparties. In most cases, there is no collateral to secure the counterparties' refund obligations to Mepco, but Mepco has the contractual right to offset unpaid refund obligations against amounts Mepco would otherwise be obligated to fund to the counterparties. In addition, even when other collateral is involved, the refund obligations of these counterparties are not fully secured. Mepco incurs losses when it is unable to fully recover funds owing to it by counterparties upon cancellation of the underlying service contracts. The sudden failure of one of Mepco's major counterparties (an insurance company, administrator, or seller/dealer) could expose us to significant losses.

Payment defaults and voluntary cancellations increased significantly during 2010 and 2009, reflecting both weak economic conditions and adverse publicity impacting the vehicle service contract industry. When counterparties do not honor their contractual obligations to Mepco to repay advanced funds, we recognize estimated losses. Mepco pursues collection (including commencing legal action if necessary) of funds due to it under its various contracts with counterparties. During the third quarter of 2009, we identified a counterparty that was experiencing particularly severe financial difficulties and accrued for estimated potential losses related to that relationship. For 2011, 2010 and 2009 non-interest expenses include $11.0 million, $18.6 million, and $31.2 million, respectively, of charges related to estimated losses for vehicle service contract counterparty contingencies. These charges are being classified in non-interest expense because they are associated with a default or potential default of a contractual obligation under our counterparty contracts as opposed to loss on the administration of the payment plan itself.

The determination of losses related to vehicle service contract counterparty contingencies requires a significant amount of judgment because a number of factors can influence the amount of loss that we may ultimately incur. These factors include our estimate of future cancellations of vehicle service contracts, our evaluation of collateral that may be available to recover funds due from our counterparties, and the amount collected from counterparties in connection with their contractual obligations. Mepco is currently involved in litigation with certain of its counterparties in an attempt to collect amounts owing from those counterparties for cancelled service contracts.

We apply a rigorous process, based upon observable contract activity and past experience, to estimate probable incurred losses and quantify the necessary reserves for our vehicle service contract counterparty contingencies, but there can be no assurance that our modeling process will successfully identify all such losses. As a result, we could record future losses associated with vehicle service contract counterparty contingencies that may be significantly different than the levels that we recorded over the past three years.

We believe our assumptions regarding the collection of vehicle service contract counterparty receivables are reasonable, and we based them on our good faith judgments using data currently available. We also believe the current amount of reserves we have established and the vehicle service contract counterparty contingencies expense that we have recorded are appropriate given our estimate of probable incurred losses at the applicable Consolidated Statement of Financial Condition date. However, because of the uncertainty surrounding the numerous and complex assumptions made, actual losses could exceed the charges we have taken to date.

An analysis of our vehicle service contract counterparty receivable, net follows:

	2011	2010	2009
	(In thousands)
Balance at beginning of year, net of reserve	$37,270	$5,419	$3,578
Transfers in from payment plan receivables	8,874	77,457	20,831
Reserves established and charge-offs recorded to expense	(11,048)	(18,633)	(31,234)
Transferred to (from) contingency reserves	(1,015)	(11,110)	12,244
Cash received	(1,613)	(15,863)	-
Collateral received (other real estate and repossessed assets) in partial satisfaction of debt	(3,170)	-	-
Balance at end of year, net of reserve	$29,298	$37,270	$5,419

Reserve at end of year	$32,450	$24,600	$9,856

An analysis of our vehicle service contract counterparty reserve follows:

	2011	2010	2009
	(In thousands)
Balance at beginning of year	$25,735	$22,100	$-
Additions charged to expense	11,048	18,633	31,234
Charge-offs	(4,213)	(14,998)	(9,134)
Balance at end of year	$32,570	$25,735	$22,100

Reserves recorded in VSC counterparty receivables, net	$32,450	$24,600	$9,856
Reserves recorded in other liabilities	120	1,135	12,244
Total at end of year	$32,570	$25,735	$22,100

We are also involved in various litigation matters in the ordinary course of business. At the present time, we do not believe any of these matters will have a significant impact on our consolidated financial statements. The aggregate amount we have accrued for losses we consider probable as a result of these litigation matters is immaterial. However, because of the inherent uncertainty of outcomes from any litigation matter, we believe it is reasonably possible we may incur losses in addition to the amounts we have accrued. However, at this time, we are unable to estimate the range of additional losses that are reasonably possible because of a number of factors, including the fact that certain of these litigation matters are still in their early stages and involve claims for which, at this point, we believe have little to no merit.

The litigation matters described in the preceding paragraph primarily include claims that have been brought against us for damages, but do not include litigation matters where we seek to collect amounts owed to us by third parties (such as litigation initiated to collect delinquent loans or vehicle service contract counterparty receivables). These excluded, collection-related matters may involve claims or counterclaims by the opposing party or parties, but we have excluded such matters from the disclosure contained in the preceding paragraph in all cases where we believe the possibility of us paying damages to any opposing party is remote. Risks associated with the likelihood that we will not collect the full amount owed to us, net of reserves, are disclosed elsewhere in this report.

SHAREHOLDERS' EQUITY AND EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY AND EARNINGS PER COMMON SHARE [Abstract]
SHAREHOLDERS' EQUITY AND EARNINGS PER COMMON SHARE
NOTE 12 – SHAREHOLDERS' EQUITY AND LOSS PER COMMON SHARE

On January 29, 2010, we held a special shareholders' meeting at which our shareholders approved an amendment to our Articles of Incorporation to increase the number of shares of common stock we are authorized to issue from 60 million to 500 million. They also approved the issuance of our common stock in exchange for certain of our trust preferred securities and in exchange for the shares of our preferred stock held by the U.S. Department of the Treasury (“UST”).

On April 2, 2010, we entered into an exchange agreement with the UST pursuant to which the UST agreed to exchange all 72,000 shares of our Series A Fixed Rate Cumulative Perpetual Preferred Stock, with an original liquidation preference of $1,000 per share (“Series A Preferred Stock”), beneficially owned and held by the UST, plus accrued and unpaid dividends on such Series A Preferred Stock, for shares of our Series B Fixed Rate Cumulative Mandatorily Convertible Preferred Stock, with an original liquidation preference of $1,000 per share (“Series B Preferred Stock”). As part of the terms of the exchange agreement, we also agreed to amend and restate the terms of the warrant, dated December 12, 2008, issued to the UST to purchase 346,154 shares of our common stock.

On April 16, 2010, we closed the transactions described in the exchange agreement and we issued to the UST (1) 74,426 shares of our Series B Preferred Stock and (2) an Amended and Restated Warrant to purchase 346,154 shares of our common stock at an exercise price of $7.234 per share and expiring on December 12, 2018 (the “Amended Warrant”) for all of the 72,000 shares of Series A Preferred Stock and the original warrant that had been issued to the UST in December 2008 pursuant to the TARP Capital Purchase Program, plus approximately $2.4 million in accrued dividends on such Series A Preferred Stock.

With the exception of being convertible into shares of our common stock, the terms of the Series B Preferred Stock are substantially similar to the terms of the Series A Preferred Stock that was exchanged. The Series B Preferred Stock qualifies as Tier 1 regulatory capital and pays cumulative dividends quarterly at a rate of 5% per annum through February 14, 2014, and at a rate of 9% per annum thereafter. The Series B Preferred Stock is non-voting, other than class voting rights on certain matters that could adversely affect the Series B Preferred Stock. If dividends on the Series B Preferred Stock have not been paid for an aggregate of six quarterly dividend periods or more, whether consecutive or not, the holders of the Series B Preferred Stock, voting together with holders of any then outstanding voting parity stock, have the right to elect two additional directors at our next annual meeting of shareholders or at a special meeting of shareholders called for that purpose. These directors would be elected annually and serve until all accrued and unpaid dividends on the Series B Preferred Stock have been paid. Beginning in December of 2009, we suspended payment of quarterly dividends. The cash dividends payable to the UST amount to approximately $4.0 million per year until December of 2013, at which time they would increase to approximately $7.2 million per year. Accrued and unpaid dividends were $6.6 million at December 31, 2011. Because we have deferred dividends on the Series B Preferred Stock for at least six quarterly dividend periods, the UST currently has the right to elect two directors to our board. At this time, in lieu of electing such directors, the UST requested us to allow (and we have allowed) an observer to attend our Board of Directors meetings beginning in the third quarter of 2011. The UST continues to retain the right to elect two directors as described above.

Under the terms of the Series B Preferred Stock, UST (and any subsequent holder of the Series B Preferred Stock) has the right to convert the Series B Preferred Stock into our common stock at any time. In addition, we have the right to compel a conversion of the Series B Preferred Stock into common stock, subject to the following conditions:

(i) we shall have received all appropriate approvals from the Board of Governors of the Federal Reserve System;
(ii) we shall have issued our common stock in exchange for at least $40 million aggregate original liquidation amount of the trust preferred securities issued by the Company's trust subsidiaries, IBC Capital Finance II, IBC Capital Finance III, IBC Capital Finance IV, and Midwest Guaranty Trust I;
(iii) we shall have closed one or more transactions (on terms reasonably acceptable to the UST, other than the price per share of common stock) in which investors, other than the UST, have collectively provided a minimum aggregate amount of $100 million in cash proceeds to us in exchange for our common stock; and
(iv) we shall have made the anti-dilution adjustments to the Series B Preferred Stock, if any, required by the terms of the Series B Preferred Stock.

If converted by the holder or by us pursuant to either of the above-described conversion rights, each share of Series B Preferred Stock (liquidation amount of $1,000 per share) will convert into a number of shares of our common stock equal to a fraction, the numerator of which is $750 and the denominator of which is $7.234, which was the market price of our common stock at the time the exchange agreement was signed (as such market price was determined pursuant to the terms of the Series B Preferred Stock), referred to as the “conversion rate.” This conversion rate is subject to certain anti-dilution adjustments that may result in a greater number of shares being issued to the holder of the Series B Preferred Stock. If converted by the holder or by us pursuant to either of the above-described conversion rights, as of December 31, 2011, the Series B Preferred Stock and accrued and unpaid dividends would have been convertible into approximately 12.7 million shares of our common stock.

Unless earlier converted by the holder or by us as described above, the Series B Preferred Stock will convert into shares of our common stock on a mandatory basis on the seventh anniversary (April 16, 2017) of the issuance of the Series B Preferred Stock. In any such mandatory conversion, each share of Series B Preferred Stock (liquidation amount of $1,000 per share) will convert into a number of shares of our common stock equal to a fraction, the numerator of which is $1,000 and the denominator of which is the market price of our common stock at the time of such mandatory conversion (as such market price is determined pursuant to the terms of the Series B Preferred Stock).

At the time any Series B Preferred Stock are converted into our common stock, we will be required to pay all accrued and unpaid dividends on the Series B Preferred Stock being converted in cash or, at our option, in shares of our common stock, in which case the number of shares to be issued will be equal to the amount of accrued and unpaid dividends to be paid in common stock divided by the market value of our common stock at the time of conversion (as such market price is determined pursuant to the terms of the Series B Preferred Stock). Accrued and unpaid dividends on the Series B Preferred Stock totaled $6.6 million at December 31, 2011 or approximately $89 per share of Series B Preferred Stock.

The maximum number of shares of our common stock that may be issued upon conversion of all shares of the Series B Preferred Stock and any accrued dividends on Series B Preferred Stock is 14.4 million, unless we receive shareholder approval to issue a greater number of shares.

The Series B Preferred Stock may be redeemed by us, subject to the approval of the Board of Governors of the Federal Reserve System, at any time, in an amount up to the cash proceeds (minimum of approximately $18.6 million) from qualifying equity offerings of common stock (plus any net increase to our retained earnings after the original issue date). If the Series B Preferred Stock is redeemed prior to the first dividend payment date falling on or after the second anniversary of the original issue date, the redemption price will be equal to the $1,000 liquidation amount per share plus any accrued and unpaid dividends. If the Series B Preferred Stock is redeemed on or after such date, the redemption price will be the greater of (a) the $1,000 liquidation amount per share plus any accrued and unpaid dividends and (b) the product of the applicable Conversion Rate (as described above) and the average of the market prices per share of our common stock (as such market price is determined pursuant to the terms of the Series B Preferred Stock) over a 20 trading day period beginning on the trading day immediately after we give notice of redemption to the holder (plus any accrued and unpaid dividends). In any redemption, we must redeem at least 25% of the number of Series B Preferred Stock shares originally issued to the UST, unless fewer of such shares are then outstanding (in which case all of the Series B Preferred Stock must be redeemed).

Effective as of April 9, 2010, we amended our articles of incorporation to delete any reference to par value with respect to our common stock, which previously had a par value of $1.00 per share. The amendment was approved by our Board on April 6, 2010, pursuant to the authority granted it under Sections 301a and 611(2) of the Michigan Business Corporation Act. As a result, we reclassified all amounts in capital surplus to common stock on our Consolidated Statements of Financial Condition.

On July 7, 2010 we executed an Investment Agreement and Registration Rights Agreement with Dutchess Opportunity Fund, II, LP (“Dutchess”) for the sale of up to 1.50 million shares of our common stock. These agreements serve to establish an equity line facility as a contingent source of liquidity at the parent company level. Pursuant to the Investment Agreement, Dutchess committed to purchase up to $15.0 million of our common stock over a 36-month period ending November 1, 2013. We have the right, but no obligation, to draw on this equity line facility from time to time during such 36-month period by selling shares of our common stock to Dutchess. The sales price would be at a 5% discount to the market price of our common stock at the time of the draw; as such market price is determined pursuant to the terms of the Investment Agreement. Through December 31, 2011, 0.78 million shares of our common stock were sold to Dutchess pursuant to the Investment Agreement (0.43 million shares during 2011 and 0.35 million shares during the fourth quarter of 2010) for an aggregate purchase price of $1.8 million. In order to comply with Nasdaq rules, we needed shareholder approval to sell more than approximately 0.7 million more shares to Dutchess pursuant to the Investment Agreement. In April 2011, our shareholders approved a resolution at our Annual Meeting to authorize us to sell up to 2.5 million additional shares under this equity line, so we now have additional flexibility to take advantage of this contingent source of liquidity. Remaining shares approved to sell pursuant to the Investment Agreement totaled 3.2 million shares at December 31, 2011. Based on our closing stock price on December 31, 2011, additional funds available under the Investment Agreement totaled approximately $4.1 million at December 31, 2011.

On April 27, 2010, at our annual meeting of shareholders, our shareholders approved an amendment to our Articles of Incorporation that allowed us to affect a 1-for-10 reverse stock split. We affected this reverse stock split on August 31, 2010. All common share and per share amounts have been adjusted to reflect the reverse stock split.

A reconciliation of basic and diluted earnings (loss) per share for the years ended December 31 follows:

	2011	2010	2009
	(In thousands, except per share amounts)

Net loss	$(20,200)	$(16,709)	$(90,227)
Preferred dividends	4,157	4,095	4,301
Net loss applicable to common stock	$(24,357)	$(20,804)	$(94,528)

Weighted average shares outstanding for calculation of basic loss per share	8,277	5,090	2,387
Effect of convertible preferred stock	61,281	36,371	-
Restricted stock units	122	-	-
Stock units for deferred compensation plan for non-employee directors	7	7	7
Effect of stock options	-	-	-
Weighted average shares outstanding for calculation of diluted loss per share	69,687	41,468	2,394

Net loss per common share
Basic	$(2.94)	$(4.09)	$(39.60)
Diluted (1)	$(2.94)	$(4.09)	$(39.60)

(1) For any period in which a loss is recorded, the assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors would have an anti-dilutive impact on the loss per share and thus are ignored in the diluted per share calculation.

Weighted average stock options outstanding that were not considered in computing diluted earnings (loss) per share because they were anti-dilutive totaled 0.1 million, 0.1 million and 0.1 million for 2011, 2010 and 2009, respectively. The warrant to purchase 346,154 shares of our common stock was also not considered in computing the diluted loss per share in 2011, 2010 and 2009 as it was anti-dilutive.

INCOME TAX	12 Months Ended
Dec. 31, 2011
INCOME TAX [Abstract]
INCOME TAX
NOTE 13 – INCOME TAX

The composition of income tax expense (benefit) for the years ended December 31 follows:

	2011	2010	2009
	(In thousands)
Current	$(413)	$(57)	$(5,356)
Deferred	(646)	(1,533)	(4,504)
Establishment of valuation allowance	847	-	6,650
Income tax benefit	$(212)	$(1,590)	$(3,210)

The deferred income tax benefit of $0.6 million, $1.5 million and $4.5 million during 2011, 2010 and 2009 is primarily attributed to the affects of pretax other comprehensive income (loss).

A reconciliation of income tax benefit to the amount computed by applying the statutory federal income tax rate of 35% in each year presented to loss before income tax for the years ended December 31 follows:

	2011	2010	2009
	(In thousands)
Statutory rate applied to loss before income tax	$(7,144)	$(6,405)	$(32,703)
Net change in valuation allowance	9,369	5,672	23,999
Bank owned life insurance	(657)	(671)	(565)
Tax-exempt income	(521)	(800)	(1,455)
U.S. Treasury warrant	(398)	(138)	-
Non-deductible meals, entertainment and memberships	50	36	86
Trust preferred securities exchange costs	-	352	-
Goodwill impairment	-	-	5,857
Dividends paid to Employee Stock Ownership Plan	-	-	(28)
Other, net	(911)	364	1,599
Income tax benefit	$(212)	$(1,590)	$(3,210)

Generally, the amount of income tax expense or benefit allocated to operations is determined without regard to the tax effects of other categories of income or loss, such as other comprehensive income (loss). However, an exception to the general rule is provided when, in the presence of a valuation allowance against deferred tax assets, there is a pretax loss from operations and pretax income from other categories in the current year. In such instances, income from other categories must offset the current loss from operations, the tax benefit of such offset being reflected in operations. In 2011, 2010 and 2009, pretax other comprehensive income of $1.8 million, $3.9 million and $11.6 million, respectively, reduced our valuation allowance and resulted in a benefit of $0.6 million, $1.4 million and $4.1 million being allocated to the loss from operations.

We assess the need for a valuation allowance against our deferred tax assets periodically. The realization of deferred tax assets is largely dependent upon future taxable income, future reversals of existing taxable temporary differences and ability to carry-back losses to available tax years. In assessing the need for a valuation allowance, we consider all positive and negative evidence, including anticipated operating results, taxable income in carry-back years, scheduled reversals of deferred tax liabilities and tax planning strategies. In 2008, we established a valuation allowance against the majority of our net deferred tax assets due to a number of factors, including our declining operating performance, overall negative trends in the banking industry and our expectation that our operating results would continue to be negatively affected by the overall economic environment. During 2011, 2010 and 2009, we concluded that we needed to continue to carry a valuation allowance based on similar factors. As a result we recorded an additional valuation allowance of $9.4 million, $5.7 million and $24.0 million during 2011, 2010 and 2009, respectively. This resulted in a valuation allowance against our entire net deferred tax asset except for, in 2010 and 2009, certain state deferred tax assets at Mepco that were expected to be recovered based on Mepco's individual earnings. However, at December 31, 2011, due to a second year of losses at Mepco and remaining uncertainty regarding certain vehicle service contract counterparty receivables, we concluded that a valuation allowance against $0.8 million of Mepco's deferred state tax assets was also needed. The valuation allowance against our deferred tax assets of $75.2 million at December 31, 2011 may be reversed to income in future periods to the extent that the related deferred income tax assets are realized or the valuation allowance is otherwise no longer required. This valuation allowance represents our entire net deferred tax assets.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2011	2010
	(In thousands)
Deferred tax assets
Loss carryforwards	$25,686	$19,049
Allowance for loan losses	20,616	23,783
Vehicle service contract counterparty contingency reserve	12,377	9,779
Valuation allowance on other real estate owned	5,129	3,814
Purchase premiums, net	4,416	4,847
Fixed assets	3,109	2,774
Alternative minimum tax credit carry forward	2,577	2,577
Unrealized loss on securities available for sale	1,252	1,584
Share based payments	1,006	674
Unrealized loss on trading securities	603	619
Mepco claims expense	546	546
Unrealized loss on derivative financial instruments	539	853
Loss reimbursement on sold loans reserve	524	-
Deferred compensation	482	709
Reserve for unfunded lending commitments	450	463
Non accrual loan interest income	443	524
Other than temporary impairment charge on securities available for sale	427	249
Other	112	-
Gross deferred tax assets	80,294	72,844
Valuation allowance	(75,199)	(65,830)
Total net deferred tax assets	5,095	7,014
Deferred tax liabilities
Mortgage servicing rights	3,930	5,131
Unrealized gain on loans held for sale	491	-
Deferred loan fees	356	283
Federal Home Loan Bank stock	318	401
Other	-	352
Gross deferred tax liabilities	5,095	6,167
Net deferred tax assets	$-	$847

At December 31, 2011, we had $0.5 million federal capital loss carryfowards that expire in 2014 and federal net operating loss (“NOL”) carryforwards of approximately $74.6 million which, if not used against taxable income, will expire as follows:

(In thousands)

2017	$3,437
2018	189
2022	194
2023	359
2029	25,467
2030	26,254
2031	18,656
Total	$74,556

The use of $4.2 million NOL carryforward in the total above, which was acquired through the acquisitions of two financial institutions is limited to $3.3 million per year as the result of a change in control as defined in the Internal Revenue Code.

Changes in unrecognized tax benefits for the year ended December 31, follows:

	2011	2010	2009
	(In thousands)

Balance at beginning of year	$2,393	$1,981	$1,736
Additions based on tax positions related to the current year	23	445	443
Reductions due to the statute of limitations	(277)	(33)	(198)
Balance at end of year	$2,139	$2,393	$1,981

If recognized, the entire amount of unrecognized tax benefits, net of $0.5 million federal tax on state benefits, would affect our effective tax rate. We do not expect the total amount of unrecognized tax benefits to significantly increase or decrease in the next twelve months. No amounts were expensed for interest and penalties for the years ended December 31, 2011, 2010 and 2009. No amounts were accrued for interest and penalties at December 31, 2011, 2010 or 2009. At December 31, 2011, U.S. Federal tax years 2008 through the present remain open to examination. Federal examinations of our 2008 and 2009 tax years were settled resulting in no material impact to our consolidated financial statements.

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
NOTE 14 - SHARE BASED COMPENSATION

We maintain share based payment plans that include a non-employee director stock purchase plan and a performance-based long-term incentive plan that permits the issuance of share based compensation, including stock options and non-vested share awards. The long-term incentive plan, which is shareholder approved, permits the grant of additional share based awards for up to 0.5 million shares of common stock as of December 31, 2011. The non-employee director stock purchase plan permits the grant of additional share based payments for up to 0.2 million shares of common stock as of December 31, 2011. Share based awards and payments are measured at fair value at the date of grant and are expensed over the requisite service period. Common shares issued upon exercise of stock options come from currently authorized but unissued shares.

During the first quarter of 2011, pursuant to a management transition plan, our chief executive officer's annual salary was increased by $0.2 million effective January 1, 2011. This increase is paid entirely in the form of common stock (also referred to as “salary stock”). The shares issued each pay period vest immediately.

During the first quarter of 2011, we issued 0.14 million restricted stock units to five of our executive officers. These restricted stock units do not vest for a minimum of two years and until we repay in full our obligations related to the Troubled Asset Relief Program (“TARP”).

Beginning in the second quarter of 2011 our directors elected to receive their quarterly cash retainer fees in the form of common stock for the balance of 2011 and 2012. Shares equal in value to each director's quarterly cash retainer are issued each quarter and vest immediately. As a result, we issued 0.14 million shares to directors during 2011 and expensed their value during that same period.

During the second quarter of 2011, pursuant to our performance-based compensation plans, we granted 0.1 million stock options to certain officers (none of whom is a “named executive officer,” as defined under SEC rules). The stock options have an exercise price equal to the market value on the date of grant, vest ratably over a three year period and expire 10 years from date of grant.

During the first quarter of 2010, we completed a stock option exchange program under which eligible employees were able to exchange certain stock options for a lesser amount of new stock options. Pursuant to this stock option exchange program, 0.05 million stock options were exchanged for 0.01 million new stock options. The new stock options granted have an exercise price equal to the market value on the date of grant, generally vest over a one year period and have the same expiration dates as the options exchanged which ranged from 1.2 years to 7.2 years. The new options had a value substantially equal to the value of the options exchanged.

We also granted, pursuant to our performance-based compensation plans, 0.03 million stock options to our officers in 2009. The stock options have an exercise price equal to the market value of the common stock on the date of grant, vest ratably over a three year period and expire 10 years from date of grant.

We use the Black-Scholes option pricing model to measure compensation cost for stock options and use the market value of the common stock on the date of grant to measure compensation cost for non-vested share awards. We also estimate expected forfeitures over the vesting period.

Total compensation expense recognized for stock option grants, non-vested common stock grants, restricted stock unit grants and salary stock was $0.9 million, $0.5 million and $0.8 million in 2011, 2010 and 2009, respectively. The corresponding tax benefit relating to this expense was zero for each period. Total expense recognized for non-employee director share based payments was $0.3 million in 2011. The corresponding tax benefit relating to this expense was zero for each period. No expense was incurred for non-employee director share based payments in 2010 and 2009.

A summary of outstanding stock option grants and transactions follows:

	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2011	56,252	$42.76
Granted	138,600	1.92
Exercised	-	-
Forfeited	(730)	10.55
Expired	(13,260)	92.05
Outstanding at December 31, 2011	180,862	$7.98	8.58	$-
Vested and expected to vest at December 31, 2011	165,953	$8.52	8.50	$-
Exercisable at December 31, 2011	32,553	$31.41	5.11	$-

A summary of non-vested stock and transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2011	26,251	$92.69
Granted	139,625	4.29
Vested	-	-
Forfeited	(831)	93.20
Outstanding at December 31, 2011	165,045	$17.90

A summary of the weighted-average assumptions used in the Black-Scholes option pricing model for grants of stock options during 2011 follows:

2011
Expected dividend yield	1.04%
Risk-free interest rate	1.91
Expected life (in years)	6.00
Expected volatility	94.72%
Per share weighted-average fair value	$1.37

The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected life was obtained using a simplified method that, in general, averaged the vesting term and original contractual term of the stock option. This method was used as relevant historical data of actual exercise activity was not available. The expected volatility was based on historical volatility of our common stock.

At December 31, 2011, the total expected compensation cost related to non vested stock options, restricted stock and restricted stock units not yet recognized was $1.1 million. The weighted-average period over which this amount will be recognized is 2.6 years.

There were no stock option exercises during the 2011, 2010 and 2009.

BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
BENEFIT PLANS [Abstract]
BENEFIT PLANS
NOTE 15 - BENEFIT PLANS

We maintain 401(k) and employee stock ownership plans covering substantially all of our full-time employees. We have historically matched employee contributions to the 401(k) plan up to a maximum of 3% of participating employees' eligible wages. The match of employee contributions was zero in 2011 and 2010 and 3% in 2009. Contributions to the employee stock ownership plan are determined annually and require approval of our Board of Directors. The maximum contribution is 6% of employees' eligible wages. There were no contributions to the employee stock ownership plan in 2011, 2010 and 2009. Amounts expensed for these retirement plans was zero in 2011 and 2010 and $1.0 million 2009.

Our officers participate in various performance-based compensation plans. Amounts expensed for all incentive plans totaled $1.1 million, $0.6 million and $1.1 million, in 2011, 2010 and 2009, respectively.

We also provide certain health care and life insurance programs to substantially all full-time employees. Amounts expensed for these programs totaled $5.0 million, $4.7 million and $4.6 million in 2011, 2010 and 2009 respectively. These insurance programs are also available to retired employees at their own expense.

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2011
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)

Cash flow hedge - pay-fixed interest-rate swap agreements	$20,000	1.7	$(1,103)

No hedge designation
Rate-lock mortgage loan commitments	$32,689	0.1	$857
Mandatory commitments to sell mortgage loans	75,960	0.1	(606)
Amended Warrant	2,504	7.0	(174)
Total	$111,153	0.3	$77

	2010
	Notional Amount	Average Maturity (Years)	Fair Value
	(Dollars in thousands)
Cash Flow Hedge
Pay-fixed interest-rate swap agreements	$20,000	2.7	$(1,405)
Interest-rate cap agreements	5,000	0.5	-
	$25,000	2.3	$(1,405)

No hedge designation
Rate-lock mortgage loan commitments	$40,119	0.1	$400
Mandatory commitments to sell mortgage loans	90,400	0.1	1,375
Amended Warrant	2,504	8.0	(1,311)
Total	$133,023	0.2	$464

We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.

We use variable-rate and short-term fixed-rate (less than 12 months) debt obligations to fund a portion of our balance sheet, which exposes us to variability in interest rates. To meet our objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates (“Cash Flow Hedges”). Cash Flow Hedges currently include certain pay-fixed interest-rate swaps.

Through certain special purposes entities (see note #10) we issued trust preferred securities as part of our capital management strategy. Certain of these trust preferred securities are variable rate which exposes us to variability in cash flows. To mitigate our exposure to fluctuations in cash flows resulting from changes in interest rates, on approximately $20.0 million of variable rate trust preferred securities, we entered into a pay-fixed interest-rate swap agreement in September, 2007. During the fourth quarter of 2009 we elected to defer payment of interest on this variable rate trust preferred security. As a result, this pay-fixed interest rate swap was transferred to a no hedge designation and the $1.6 million unrealized loss which was included as a component of accumulated other comprehensive loss at the time of the transfer will be reclassified into earnings over the remaining life of this pay-fixed swap. During the second quarter of 2010 we terminated this pay-fixed swap and the unrealized loss will continue to be reclassified into earnings over the remaining original life of the pay-fixed swap.

Pay-fixed interest-rate swaps convert the variable-rate cash flows on debt obligations to fixed-rates. Under interest-rate cap agreements, we will receive cash if interest rates rise above a predetermined level. As a result, we effectively have variable-rate debt with an established maximum rate. We pay an upfront premium on interest rate caps which is recognized in earnings in the same period in which the hedged item affects earnings. Unrecognized premiums from interest rate caps were zero and $0.02 million at December 31, 2011 and 2010 respectively. Our last interest rate cap expired in July, 2011.

It is anticipated that $0.5 million of unrealized losses on Cash Flow Hedges at December 31, 2011, will be reclassified into earnings over the next twelve months. The maximum term of any Cash Flow Hedge at December 31, 2011 is 3.0 years.

Certain financial derivative instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and are adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges, are recognized in earnings.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (“Rate Lock Commitments”). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (“Mandatory Commitments”) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of gains on the sale of mortgage loans. We obtain market prices on Mandatory Commitments and Rate Lock Commitments. Net gains on the sale of mortgage loans, as well as net income (loss) may be more volatile as a result of these derivative instruments, which are not designated as hedges.

During 2010, we entered into an amended and restated warrant with the UST that would allow them to purchase our common stock at a fixed price (see note #12). Because of certain anti-dilution features included in the Amended Warrant, it is not considered to be indexed to our common stock and is therefore accounted for as a derivative instrument and recorded as a liability. Any change in value of the Amended Warrant is recorded in other income in our Consolidated Statements of Operations.

The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2011		2010		2011		2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(in thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements		$-		$-	Other liabilities	$1,103	Other liabilities	$1,405
Total		-		-		1,103		1,405

Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	857	Other assets	400		-		-
Mandatory commitments to sell mortgage loans		-	Other assets	1,375	Other liabilities	606		-
Amended Warrant		-		-	Other liabilities	174	Other liabilities	1,311
Total		857		1,775		780		1,311

Total derivatives		$857		$1,775		$1,883		$2,716

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

	Year Ended December 31,
	Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location ofGain (Loss)ReclassifiedfromAccumulatedOtherComprehensiveIncome (Loss)into Income(EffectivePortion)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Income(1)
	2011	2010	2009		2011	2010	2009		2011	2010	2009
					(in thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$2,404	$4,024	$4,834	Interest expense	$(1,443)	$(2,627)	$(3,110)	Interest expense	$-	$-	$-
Interest-rate cap agreements	30	180	871	Interest expense	(15)	(90)	(437)	Interest expense	-	2	8
Total	$2,434	$4,204	$5,705		$(1,458)	$(2,717)	$(3,547)		$-	$2	$8

No hedge designation
Pay-fixed interest rate swap agreements								Interest expense	$-	$409	$(120)
Interest-rate cap agreements								Interest expense	-	-	5
Rate-lock mortgage loan commitments								Mortgage loan gains	457	183	(622)
Mandatory commitments to sell mortgage loans								Mortgage loan gains	(1,981)	660	1,378
Amended Warrant								Decrease in fair value of U.S. Treasury warrant	1,137	393	-
Total									$(387)	$1,645	$641

(1) For cash flow hedges, this location and amount refers to the ineffective portion.

Accumulated other comprehensive loss included derivative losses of $1.5 million, $2.5 million and $4.0 million at December 31, 2011, 2010 and 2009, respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 - RELATED PARTY TRANSACTIONS

Certain of our directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2011 and 2010.

A summary of loans to directors and executive officers whose borrowing relationship exceeds $60,000, and to entities in which they own a 10% or more voting interest for the years ended December 31 follows:

	2011	2010
	(In thousands)

Balance at beginning of year	$271	$599
New loans and advances	203	41
Repayments	(260)	(369)
Balance at end of year	$214	$271

Deposits held by us for directors and executive officers totaled $1.0 million at both December 31, 2011 and 2010.

OTHER NON-INTEREST EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER NON-INTEREST EXPENSES [Abstract]
OTHER NON-INTEREST EXPENSES
NOTE 18 – OTHER NON-INTEREST EXPENSES

Other non-interest expenses for the years ended December 31 follow:

	2011	2010	2009
	(In thousands)

Supplies	$1,571	$1,630	$1,835
Amortization of intangible assets	1,371	1,280	1,930
Other	5,651	6,367	5,655
Total other non-interest expense	$8,593	$9,277	$9,420

LEASES	12 Months Ended
Dec. 31, 2011
LEASES [Abstract]
LEASES
NOTE 19 – LEASES

We have non-cancelable operating leases for certain office facilities, some of which include renewal options and escalation clauses.

A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2011, follows:

(In thousands)

2012	$1,310
2013	1,185
2014	1,018
2015	953
2016	923
2017 and thereafter	3,419
Total	$8,808

Rental expense on operating leases totaled $1.4 million, $1.3 million and $1.2 million in 2011, 2010 and 2009, respectively.

CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2011
CONCENTRATIONS OF CREDIT RISK [Abstract]
CONCENTRATIONS OF CREDIT RISK
NOTE 20 - CONCENTRATIONS OF CREDIT RISK

Credit risk is the risk to earnings and capital arising from an obligor's failure to meet the terms of any contract with our organization, or otherwise fail to perform as agreed. Credit risk can occur outside of our traditional lending activities and can exist in any activity where success depends on counterparty, issuer or borrower performance. Concentrations of credit risk (whether on- or off-balance sheet) arising from financial instruments can exist in relation to individual borrowers or groups of borrowers, certain types of collateral, certain types of industries or certain geographic regions. Credit risk associated with these concentrations could arise when a significant amount of loans or other financial instruments, related by similar characteristics, are simultaneously impacted by changes in economic or other conditions that cause their probability of repayment or other type of settlement to be adversely affected. Our major concentrations of credit risk arise by collateral type and by industry. The significant concentrations by collateral type at December 31, 2011 include $681.1 million of loans secured by residential real estate and $59.1 million of construction and development loans. In addition, we have a concentration of credit within the vehicle service contract industry. At December 31, 2011, we had $115.0 million of payment plan receivables. Our recourse for nonpayment of these payment plan receivables is against our counterparties operating within the vehicle service contract industry.

Additionally, within our commercial real estate and commercial loan portfolio we had significant standard industry classification concentrations in the following categories as of December 31, 2011: Lessors of Nonresidential Real Estate ($194.3 million); Lessors of Residential Real Estate ($78.9 million); Construction General Contractors and Land Development ($59.3 million); and Health Care and Social Assistance ($46.6 million). A geographic concentration arises because we primarily conduct our lending activities in the State of Michigan.

Our concentration of credit within the vehicle service contract industry relates to the business operated by our subsidiary, Mepco. This business and certain risks associated with this business are described in note #11 above. In addition, see note #4 above for a breakdown of Mepco's payment plan receivables by the level of recourse Mepco has against various counterparties. Mepco monitors counterparty concentrations in order to attempt to manage our exposure for contractual obligations from its counterparties. In addition, even where an insurance company or risk retention group does not have a guarantee obligation to Mepco, the failure of the insurance company or risk retention group could result in a mass cancellation of the vehicle service contracts (and the related payment plans) insured by such entity. Such a mass cancellation would trigger and accelerate the contractual obligations of the counterparties that did have such obligations to Mepco. The counterparty concentration levels are managed based on the AM Best rating and statutory surplus level for an insurance company and on other factors including financial evaluation, collateral, funding holdbacks, guarantees, and distribution of concentrations for vehicle service contract administrators and vehicle service contract sellers/dealers.

The five largest concentrations by insurance company, risk retention group or other party backing the service contract represents approximately 28.2%, 19.1%, 17.6%, 10.0% and 5.9%, respectively, of Mepco's payment plan receivables at December 31, 2011. These companies have provided the insurance coverage for the vehicle service contracts underlying the payment plan receivables; however, these companies are not all obligated to Mepco for the repayment of the payment plan receivables upon cancellation of the underlying vehicle service contracts and payment plans. Mepco has varying levels of recourse against such companies.

The top five vehicle service contract sellers from which Mepco purchases payment plans represent approximately 16.6%, 15.0%, 9.2%, 8.1% and 6.8%, respectively of Mepco's payment plan receivables at December 31, 2011. See note #11 for additional information on Mepco counterparties.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS
NOTE 21 - REGULATORY MATTERS

Capital guidelines adopted by Federal and State regulatory agencies and restrictions imposed by law limit the amount of cash dividends our Bank can pay to us. Under these guidelines, the amount of dividends that may be paid in any calendar year is limited to the Bank's current year's net profits, combined with the retained net profits of the preceding two years. It is not our intent to have dividends paid in amounts which would reduce the capital of our Bank to levels below those which we consider prudent and in accordance with guidelines of regulatory authorities.

In December 2009, the Board of Directors of Independent Bank Corporation adopted resolutions (as subsequently amended) that impose the following restrictions:

●
We will not pay dividends on our outstanding common stock or the outstanding preferred stock held by the UST and we will not pay distributions on our outstanding trust preferred securities without, in each case, the prior written approval of the FRB and the Michigan Office of Financial and Insurance Regulation (“OFIR”);

●	We will not incur or guarantee any additional indebtedness without the prior approval of the FRB;
●	We will not repurchase or redeem any of our common stock without the prior approval of the FRB; and
●	We will not rescind or materially modify any of these limitations without notice to the FRB and the OFIR.

In December 2009, the Board of Directors of Independent Bank adopted resolutions (as subsequently amended) designed to enhance certain aspects of the Bank's performance and, most importantly, to improve the Bank's capital position. These resolutions require the following:

●	The adoption by the Bank of a capital restoration plan designed to help the Bank achieve the minimum capital ratios established by the Bank's Board of Directors as described below;
●
The enhancement of the Bank's documentation of the rationale for discounts applied to collateral valuations on impaired loans and improved support for the identification, tracking, and reporting of loans classified as TDR's;

●	The adoption of certain changes and enhancements to our liquidity monitoring and contingency planning and our interest rate risk management practices;
●	Additional reporting to the Bank's Board of Directors regarding initiatives and plans pursued by management to improve the Bank's risk management practices;
●	Prior approval of the FRB and the OFIR for any dividends or distributions to be paid by the Bank to Independent Bank Corporation; and
●	Notice to the FRB and the OFIR of any rescission of or material modification to any of these resolutions.

The substance of all of the resolutions described above was developed in conjunction with discussions held with the FRB and the OFIR. Based on those discussions, we acted proactively to adopt the resolutions described above to address those areas of the Bank's financial condition and operations that we believe most require our focus at this time.

On October 25, 2011, the respective Boards of Directors of the Company and the Bank entered into a Memorandum of Understanding (“MOU”) with the FRB and OFIR. The MOU largely duplicates certain of the provisions in the Board resolutions described above, but also has the following specific requirements:

●	Submission of a joint revised capital plan by November 30, 2011 to maintain sufficient capital at the Company on a consolidated basis and at the Bank on a stand-alone basis;
●
Submission of quarterly progress reports regarding disposition plans for any assets in excess of $1.0 million that are in ORE, are 90 days or more past due, are on our “watch list”, or were adversely classified in our most recent examination;

●	Enhanced reporting and monitoring at Mepco regarding risk management and the internal classification of assets; and
●	Enhanced interest rate risk modeling practices.

We believe we have met all of the requirements of the MOU.

We are also subject to various regulatory capital requirements. The prompt corrective action regulations establish quantitative measures to ensure capital adequacy and require minimum amounts and ratios of total and Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly discretionary, actions by regulators that could have a material effect on our consolidated financial statements. Under capital adequacy guidelines, we must meet specific capital requirements that involve quantitative measures as well as qualitative judgments by the regulators. The most recent regulatory filings as of December 31, 2011 and 2010 categorized our Bank as well capitalized. Management is not aware of any conditions or events that would have changed the most recent FDIC categorization.

Our actual capital amounts and ratios at December 31, follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2011
Total capital to risk-weighted assets
Consolidated	$174,547	11.31%	$123,470	8.00%	NA	NA
Independent Bank	175,868	11.41	123,254	8.00	$154,068	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$144,265	9.35%	$61,735	4.00%	NA	NA
Independent Bank	156,104	10.13	61,627	4.00	$92,441	6.00%

Tier 1 capital to average assets
Consolidated	$144,265	6.25%	$92,338	4.00%	NA	NA
Independent Bank	156,104	6.77	92,268	4.00	$115,335	5.00%

2010
Total capital to risk-weighted assets
Consolidated	$193,199	10.99%	$140,692	8.00%	NA	NA
Independent Bank	194,524	11.06	140,760	8.00	$175,950	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$166,048	9.44%	$70,346	4.00%	NA	NA
Independent Bank	171,947	9.77	70,380	4.00	$105,570	6.00%

Tier 1 capital to average assets
Consolidated	$166,048	6.35%	$104,550	4.00%	NA	NA
Independent Bank	171,947	6.58	104,567	4.00	$130,709	5.00%

NA - Not applicable

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2011	2010	2011	2010
	(In thousands)
Total shareholders' equity	$102,627	$119,085	$152,987	$169,986
Add (deduct)
Qualifying trust preferred securities	38,183	44,084	-	-
Accumulated other comprehensive loss	11,921	13,120	11,583	12,201
Intangible assets	(7,609)	(8,980)	(7,609)	(8,979)
Disallowed capitalized mortgage loan servicing rights	(857)	(527)	(857)	(527)
Disallowed deferred tax assets	-	(780)	-	(780)
Other	-	46	-	46
Tier 1 capital	144,265	166,048	156,104	171,947
Qualifying trust preferred securities	10,485	4,584	-	-
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	19,797	22,567	19,764	22,577
Total risk-based capital	$174,547	$193,199	$175,868	$194,524

In November, 2011, our Board adopted a Joint Revised Capital Plan (the “Capital Plan”), and submitted such Capital Plan to the FRB and the OFIR. The Capital Plan has not yet been approved by either the FRB or OFIR and an update was submitted in February, 2012.

The primary objective of our Capital Plan is to achieve and thereafter maintain the minimum capital ratios required by the Board resolutions adopted in December 2009 (as subsequently amended). The minimum capital ratios established by our Board are higher than the ratios required in order to be considered “well-capitalized” under federal standards. The Board imposed these higher ratios in order to ensure that we have sufficient capital to withstand potential continuing losses based on our elevated level of non-performing assets and given certain other risks and uncertainties we face. As of December 31, 2011, our Bank continued to meet the requirements to be considered “well-capitalized” under federal regulatory standards and met one of the minimum capital ratio goals established by our Board.

Set forth below are the actual capital ratios of our Bank as of December 31, 2011, the minimum capital ratios imposed by the Board resolutions, and the minimum ratios necessary to be considered “well-capitalized” under federal regulatory standards:

	Independent Bank Actual as of December 31, 2011	Minimum Ratios Established by our Board	Minimum Ratio Required to be Well- Capitalized
Total Capital to Risk-Weighted Assets	11.41%	11.00%	10.00%
Tier 1 Capital to Average Total Assets	6.77	8.00	5.00

If we are unable to achieve both minimum capital ratios set forth in our Capital Plan it may adversely affect our business and financial condition. An inability to improve our capital position could make it difficult for us to withstand continued losses. In addition, we believe that if our financial condition and performance fail to improve, we may not be able to remain well-capitalized under federal regulatory standards. In that case, our primary bank regulators may impose additional regulatory restrictions and requirements on us. If we fail to remain well-capitalized under federal regulatory standards, we will be prohibited from accepting or renewing brokered certificates of deposit (“Brokered CDs”) without the prior consent of the Federal Deposit Insurance Corporation (“FDIC”), which would likely have an adverse impact on our business and financial condition. If our regulators take more formal enforcement action against us, it would likely increase our expenses and could limit our business operations. There could be other expenses associated with a continued deterioration of our capital, such as increased deposit insurance premiums payable to the FDIC. At the present time, based on our current forecasts and expectations, we believe that our Bank can remain above “well-capitalized” for regulatory purposes for the foreseeable future, even without additional capital, because of some projected further decline in total assets (principally loans) and anticipated improved performance in 2012.

FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2011
FAIR VALUE DISCLOSURES [Abstract]
FAIR VALUE DISCLOSURES
NOTE 22 - FAIR VALUE DISCLOSURES

FASB ASC topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC topic 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The standard describes three levels of inputs that may be used to measure fair value:

Level 1:
Valuation is based upon quoted prices for identical instruments traded in active markets. Level 1 instruments include securities traded on active exchange markets, such as the New York Stock Exchange, as well as U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets.

Level 2:
Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. Level 2 instruments include securities traded in less active dealer or broker markets.

Level 3:
Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

We used the following methods and significant assumptions to estimate fair value:

Securities: Where quoted market prices are available in an active market, securities (trading or available for sale) are classified as Level 1 of the valuation hierarchy. Level 1 securities include certain preferred stocks included in our trading portfolio for which there are quoted prices in active markets. If quoted market prices are not available for the specific security, then fair values are estimated by (1) using quoted market prices of securities with similar characteristics, (2) matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for specific securities but rather by relying on the securities' relationship to other benchmark quoted prices, or (3) a discounted cash flow analysis whose significant fair value inputs can generally be verified and do not typically involve judgment by management. These securities are classified as Level 2 of the valuation hierarchy and include agency and private label residential mortgage-backed securities, municipal securities and trust preferred securities.

Loans held for sale: The fair value of mortgage loans held for sale is based on mortgage backed security pricing for comparable assets (recurring Level 2).

Impaired loans with specific loss allocations based on collateral value: From time to time, certain loans are considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. We measure our investment in an impaired loan based on one of three methods: the loan's observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan's effective interest rate. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011 and 2010, all of our impaired loans were evaluated based on either the fair value of the collateral or the present value of expected future cash flows discounted at the loan's effective interest rate. When the fair value of the collateral is based on an appraised value or when an appraised value is not available we record the impaired loan as nonrecurring Level 3.

Other real estate: At the time of acquisition, other real estate is recorded at fair value, less estimated costs to sell, which becomes the property's new basis. Subsequent write-downs to reflect declines in value since the time of acquisition may occur from time to time and are recorded in other expense in the Consolidated Statements of Operations. The fair value of the property used at and subsequent to the time of acquisition is typically determined by a third party appraisal of the property (nonrecurring Level 3).

Capitalized mortgage loan servicing rights: The fair value of capitalized mortgage loan servicing rights is based on a valuation model that calculates the present value of estimated net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income. Since the secondary servicing market has not been active since the later part of 2009, model assumptions are generally unobservable and are based upon the best information available including data relating to our own servicing portfolio, reviews of mortgage servicing assumption and valuation surveys and input from various mortgage servicers and, therefore, are recorded as nonrecurring Level 3.

Derivatives – The fair value of interest rate swap agreements and interest rate cap agreements, in general, is determined using a discounted cash flow model whose significant fair value inputs can generally be verified and do not typically involve judgment by management (recurring Level 2). The fair value of the Amended Warrant is determined using a simulation analysis which considers potential outcomes for a large number of independent scenarios regarding the future prices of our common stock and incorporates several unobservable inputs (recurring Level 3). These unobservable inputs include probability of a non-permitted capital raise (1% and 40% at December 31, 2011 and 2010, respectively), expected discount to stock price in an equity raise (10%), dollar amount of expected capital raise ($100 million) and expected time of equity raise (April, 2013 and May, 2011 at December 31, 2011 and 2010, respectively).

Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, are summarized below:

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2011:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$77	$77	$-	$-
Securities available for sale
U.S. agency	25,017	-	25,017	-
U.S. agency residential mortgage-backed	94,206	-	94,206	-
Private label residential mortgage-backed	8,268	-	8,268	-
Obligations of states and political subdivisions	27,317	-	27,317	-
Trust preferred	2,636	-	2,636	-
Loans held for sale	44,801	-	44,801	-
Derivatives (1)	857	-	857	-
Liabilities
Derivatives (2)	1,883	-	1,709	174
Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	11,004	-	-	11,004
Impaired loans (4)
Commercial
Income producing - real estate	8,022	-	-	8,022
Land, land development & construction-real estate	5,702	-	-	5,702
Commercial and industrial	5,613	-	-	5,613
Mortgage
1-4 Family	3,263	-	-	3,263
Resort Lending	1,064	-	-	1,064
Other real estate (5)
Commercial
Income producing - real estate	1,388	-	-	1,388
Land, land development & construction-real estate	7,512	-	-	7,512
Commercial and industrial	497	-	-	497
Mortgage
1-4 Family	2,079	-	-	2,079
Resort Lending	5,297	-	-	5,297
Home equity line of credit - 1st lien	53	-	-	53
Installment
Home equity installment - 1st lien	100	-	-	100

(1)	Included in accrued income and other assets.
(2)	Included in accrued expenses and other liabilities.
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2010:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$32	$32	$-	$-
Securities available for sale
U.S. agency residential mortgage-backed	13,331	-	13,331	-
Private label residential mortgage-backed	14,184	-	14,184	-
Obligations of states and political subdivisions	31,259	-	31,259	-
Trust preferred	9,090	-	9,090	-
Loans held for sale	50,098	-	50,098	-
Derivatives (1)	1,775	-	1,775	-
Liabilities
Derivatives (2)	2,716	-	1,405	1,311

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	9,019	-	-	9,019
Impaired loans (4)
Commercial
Income producing - real estate	9,541	-	-	9,541
Land, land development & construction-real estate	8,885	-	-	8,885
Commercial and industrial	4,456	-	-	4,456
Mortgage
1-4 Family	4,377	-	-	4,377
Resort Lending	1,676	-	-	1,676
Other real estate (5)
Commercial
Income producing - real estate	1,352	-	-	1,352
Land, land development & construction-real estate	5,165	-	-	5,165
Mortgage
1-4 Family	1,888	-	-	1,888
Resort Lending	4,600	-	-	4,600
Installment
Home equity installment - 1st lien	90	-	-	90

(1)	Included in accrued income and other assets.
(2)	Included in accrued expenses and other liabilities.
(3)	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4)	Only includes impaired loans with specific loss allocations based on collateral value.
(5)	Only includes other real estate with subsequent write downs to fair value.

Changes in fair values for financial assets which we have elected the fair value option for the years ended December 31 are as follows:

	Net Gains (Losses) on Assets		Total Change in Fair Values Included in Current Period
	Securities	Loans	Earnings
	(In thousands)

2011
Trading securities	$45	$-	$45
Loans held for sale	-	1,503	1,503

2010
Trading securities	$(22)	$-	$(22)
Loans held for sale	-	(378)	(378)

2009
Trading securities	$954	$-	$954
Loans held for sale	-	(404)	(404)

For those items measured at fair value pursuant to our election of the fair value option, interest income is recorded within the Consolidated Statements of Operations based on the contractual amount of interest income earned on these financial assets and dividend income is recorded based on cash dividends.

The following represent impairment charges recognized during the years ended December 31, 2011, 2010 and 2009 relating to assets measured at fair value on a non-recurring basis:

●
Capitalized mortgage loan servicing rights, whose individual strata are measured at fair value had a carrying amount of $11.0 million which is net of a valuation allowance of $6.5 million at December 31, 2011 and had a carrying amount of $9.0 million which is net of a valuation allowance of $3.2 million at December 31, 2010. A recovery (charge) of $(3.3) million, $(0.9) million and $2.3 million was included in our results of operations for the years ending December 31, 2011, 2010 and 2009, respectively.

●
Loans which are measured for impairment using the fair value of collateral for collateral dependent loans, had a carrying amount of $33.9 million, with a valuation allowance of $10.3 million at December 31, 2011 and had a carrying amount of $41.0 million, with a valuation allowance of $12.1 million at December 31, 2010. An additional provision for loan losses relating to impaired loans of $8.9 million, $12.0 million and $34.3 million was included in our results of operations for the years ending December 31, 2011, 2010 and 2009, respectively.

●
Other real estate, which is measured using the fair value of the property, had a carrying amount of $16.9 million which is net of a valuation allowance of $14.7 million at December 31, 2011 and a carrying amount of $13.1 million which is net of a valuation allowance of $10.9 million at December 31, 2010. An additional charge relating to ORE measured at fair value of $5.4 million, $6.2 million and $5.6 million was included in our results of operations during the years ended December 31, 2011, 2010 and 2009, respectively.

A reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, follows:

	Asset		(Liability)
	Securities Available for Sale		Amended Warrant
	2011	2010	2011	2010
	(In thousands)

Beginning balance	$-	$36,480	$(1,311)	$-
Total gains (losses) realized and unrealized:
Included in results of operations	-	132	1,137	393
Included in other comprehensive income	-	1,713	-	-
Purchases, issuances, settlements, maturities and calls	-	(16,940)	-	(1,704)
Transfers in and/or out of Level 3	-	(21,385)	-	-
Ending balance	$-	$-	$(174)	$(1,311)

Amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	$-	$-	$1,137	$393

During the first quarter of 2010, we transferred certain private label residential mortgage- and other asset-backed securities, totaling $21.4 million, to a Level 2 valuation technique. In the first quarter of 2010, while this market was still “closed” to new issuance, secondary market trading activity increased and appeared to be more orderly than compared to 2009. In addition, many bonds were trading at levels near their economic value with fewer distressed valuations relative to 2009. Prices for many securities had been rising, due in part to negative new supply. This improvement in trading activity was supported by sales of 11 securities with a par value of $14.2 million at a $0.2 million gain during the first quarter of 2010 (none of these securities were originally purchased at a discount). The Level 2 valuation technique has also been supported through bids received from dealers on certain private label securities that approximated Level 2 pricing.

During 2010, we entered into an amended and restated warrant with the UST that would allow them to purchase our common stock at a fixed price (see note #12). Because of certain anti-dilution features included in the Amended Warrant, it is not considered to be indexed to our common stock and is therefore accounted for as a derivative instrument (see note #16). Any change in value of this warrant is recorded in other income in our Consolidated Statements of Operations. We determined the fair value of the Amended Warrant using a simulation analysis which considers potential outcomes for a large number of independent scenarios regarding the future prices of our common stock. The simulation analysis relies on a binomial lattice model, a standard technique usually applied to the valuation of stock options. The binomial lattice maps out possible price paths of our common stock, the underlying asset of the Amended Warrant. The simulation is based on a 500-step lattice covering the term of the Amended Warrant. The binomial lattice requires specification of 14 variables, of which several are unobservable in the market. As a result of these unobservable inputs, the resulting fair value of the Amended Warrant was classified as Level 3 pricing.

The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2011	$44,801	$1,403	$43,398
2010	50,098	(100)	50,198
2009	34,234	278	33,956

FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUES OF FINANCIAL INSTRUMENTS
NOTE 23 - FAIR VALUES OF FINANCIAL INSTRUMENTS

Most of our assets and liabilities are considered financial instruments. Many of these financial instruments lack an available trading market and it is our general practice and intent to hold the majority of our financial instruments to maturity. Significant estimates and assumptions were used to determine the fair value of financial instruments. These estimates are subjective in nature, involving uncertainties and matters of judgment, and therefore, fair values cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Estimated fair values have been determined using available data and methodologies that are considered suitable for each category of financial instrument. For instruments with adjustable-interest rates which reprice frequently and without significant credit risk, it is presumed that estimated fair values approximate the recorded book balances.

Financial instrument assets actively traded in a secondary market, such as securities, have been valued using quoted market prices while recorded book balances have been used for cash and due from banks, interest bearing deposits and accrued interest.

It is not practicable to determine the fair value of FHLB and FRB Stock due to restrictions placed on transferability.

The fair value of loans is calculated by discounting estimated future cash flows using estimated market discount rates that reflect credit and interest-rate risk inherent in the loans.

Financial instrument liabilities with a stated maturity, such as certificates of deposit and other borrowings, have been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity.

Subordinated debentures have generally been valued based on a quoted market price of the specific or similar instruments.

Derivative financial instruments have principally been valued based on discounted value of contractual cash flows using a discount rate approximating current market rates.

Financial instrument liabilities without a stated maturity, such as demand deposits, savings, interest-bearing checking and money market accounts, have a fair value equal to the amount payable on demand.

The estimated fair values and recorded book balances at December 31 follow:

	2011		2010
	Recorded Book Balance	Estimated Fair Value	Recorded Book Balance	Estimated Fair Value
	(In thousands)

Assets
Cash and due from banks	$62,800	$62,800	$48,900	$48,900
Interest bearing deposits	278,300	278,300	336,400	336,400
Trading securities	80	80	30	30
Securities available for sale	157,400	157,400	67,900	67,900
Federal Home Loan Bank and Federal
Reserve Bank Stock	20,800	NA	23,600	NA
Net loans and loans held for sale	1,562,500	1,475,700	1,795,300	1,736,600
Accrued interest receivable	6,200	6,200	7,100	7,100
Derivative financial instruments	900	900	1,800	1,800

Liabilities
Deposits with no stated maturity	$1,517,300	$1,517,300	$1,447,500	$1,447,500
Deposits with stated maturity	568,800	571,600	804,300	814,900
Other borrowings	33,400	37,900	71,000	75,000
Subordinated debentures	50,200	16,100	50,200	19,300
Accrued interest payable	5,100	5,100	3,600	3,600
Derivative financial instruments	1,900	1,900	2,700	2,700

The fair values for commitments to extend credit and standby letters of credit are estimated to approximate their aggregate book balances, which are nominal and therefore are not disclosed.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale the entire holdings of a particular financial instrument.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business, the value of future earnings attributable to off-balance sheet activities and the value of assets and liabilities that are not considered financial instruments.

Fair value estimates for deposit accounts do not include the value of the core deposit intangible asset resulting from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.

OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENTS [Abstract]
OPERATING SEGMENTS
NOTE 24 - OPERATING SEGMENTS

Our reportable segments are based upon legal entities. We have two reportable segments: Independent Bank (“IB”) and Mepco. The accounting policies of the segments are the same as those described in Note 1 to the consolidated financial statements. We evaluate performance based principally on net income (loss) of the respective reportable segments.

In the normal course of business, our IB segment provides funding to our Mepco segment through an intercompany line of credit priced at Prime beginning on January 1, 2010 and priced principally based on Brokered CD rates prior to that time. Our IB segment also provides certain administrative services to our Mepco segment which reimburses at an agreed upon rate. These intercompany transactions are eliminated upon consolidation. The only other material intersegment balances and transactions are investments in subsidiaries at the parent entities and cash balances on deposit at our IB segment.

A summary of selected financial information for our reportable segments follows:

	IB	Mepco(1)	Other(2)	Elimination(3)	Total
	(In thousands)

2011
Total assets	$2,132,736	$172,007	$157,251	$(154,588)	$2,307,406
Interest income	93,310	21,452	-	-	114,762
Net interest income	81,224	16,074	(2,729)	-	94,569
Provision for loan losses	27,972	(26)	-	-	27,946
Loss before income tax	(11,137)	(6,694)	(2,486)	(95)	(20,412)
Net loss	(12,768)	(4,849)	(2,488)	(95)	(20,200)

2010
Total assets	$2,270,881	$265,201	$176,740	$(177,574)	$2,535,248
Interest income	111,470	37,381	-	-	148,851
Net interest income	87,521	28,602	(4,470)	-	111,653
Provision for loan losses	47,093	(328)	-	-	46,765
Income (loss) before income tax	(27,763)	(2,264)	11,823	(95)	(18,299)
Net income (loss)	(27,049)	(1,388)	11,823	(95)	(16,709)

2009
Total assets	$2,539,315	$424,094	$210,634	$(208,679)	$2,965,364
Interest income	136,051	53,005	-	-	189,056
Net interest income	95,190	49,953	(6,620)	-	138,523
Provision for loan losses	103,007	311	-	-	103,318
Loss before income tax	(76,888)	(9,106)	(7,349)	(94)	(93,437)
Net income (loss)	(71,095)	(11,689)	(7,636)	193	(90,227)

(1)
Total assets include gross payment plan receivables of $0.0 million, $0.1 million and $1.6 million at December 31, 2011, 2010 and 2009 from customers domiciled in Canada. This amount represents less than 1% of total payment plan receivables outstanding.

(2)	Includes amounts relating to our parent company and certain insignificant operations. Net income in 2010 includes parent company's $18.1 million gain on extinguishment of debt.
(3)	Includes parent company's investment in subsidiaries and cash balances maintained at subsidiary.

INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION
NOTE 25 - INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION

Presented below are condensed financial statements for our parent company.

CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2011	2010
	(In thousands)
ASSETS
Cash and due from banks	$2,138	$4,719
Investment in subsidiaries	154,494	171,493
Other assets	619	528
Total Assets	$157,251	$176,740

LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	$50,175	$50,175
Other liabilities	4,986	8,112
Shareholders' equity	102,090	118,453
Total Liabilities and Shareholders' Equity	$157,251	$176,740

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2011	2010	2009
	(In thousands)
OPERATING INCOME
Decrease in fair value of U.S. Treasury warrant	$1,137	$393	$-
Gain on extinguishment of debt	-	18,066	-
Other income	64	107	175
Total Operating Income	1,201	18,566	175

OPERATING EXPENSES
Interest expense	2,729	4,470	6,620
Administrative and other expenses	958	2,273	904
Total Operating Expenses	3,687	6,743	7,524
Income (Loss) Before Income Tax and Equity in Undistributed Net Loss of Subsidiaries	(2,486)	11,823	(7,349)
Income tax expense	(2)	-	(287)
Income (Loss) Before Equity in Undistributed Net Loss of Subsidiaries	(2,488)	11,823	(7,636)
Equity in undistributed net loss of subsidiaries	(17,712)	(28,532)	(82,591)
Net Loss	$(20,200)	$(16,709)	$(90,227)

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2011	2010	2009
	(In thousands)
Net Loss	$(20,200)	$(16,709)	$(90,227)
ADJUSTMENTS TO RECONCILE NET LOSS TO NET CASH USED IN OPERATING ACTIVITIES
Share based compensation	157	-	-
Gain on extinguishment of debt	-	(18,066)	-
Depreciation, amortization of intangible assets and premiums, and accretion of discounts on securities and loans	1	2	2
Increase in other assets	(92)	(618)	(411)
Increase (decrease) in other liabilities	(2,404)	1,977	4,531
Equity in undistributed net loss of subsidiaries' operations	17,712	28,532	82,591
Total Adjustments	15,374	11,827	86,713
Net Cash Used in Operating Activities	(4,826)	(4,882)	(3,514)

CASH FLOW USED IN INVESTING ACTIVITIES
Investment in subsidiaries	-	-	(13,000)

CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of common stock	2,245	1,118	1,852
Extinguishment of debt, net	-	(1,005)	-
Dividends paid	-	-	(3,384)
Net Cash From (Used in) Financing Activities	2,245	113	(1,532)
Net Decrease in Cash and Cash Equivalents	(2,581)	(4,769)	(18,046)
Cash and Cash Equivalents at Beginning of Year	4,719	9,488	27,534
Cash and Cash Equivalents at End of Year	$2,138	$4,719	$9,488

MANAGEMENT PLANS	12 Months Ended
Dec. 31, 2011
MANAGEMENT PLANS [Abstract]
MANAGEMENT PLANS
NOTE 26 – MANAGEMENT PLANS

Elevated credit costs, including our provision for loan losses, loan and collection costs, net losses on ORE, and losses related to vehicle service contract counterparty contingencies, have resulted in substantial losses over the past four years and reduced our capital. Management continues to focus on reducing non-performing assets and returning the organization to consistent profitability as soon as possible. Management believes meaningful progress was made on these objectives in 2011 and 2010. Further, as discussed in note 21, we have adopted a Capital Plan, which includes a series of actions designed to increase our regulatory capital ratios, decrease our expenses and enable us to withstand and better respond to current market conditions and the potential for worsening market conditions. At the present time, based on our current forecasts and expectations, we believe that our Bank can remain above “well-capitalized” for regulatory purposes for the foreseeable future, even without additional capital, primarily because of some projected further decline in total assets (principally loans) and anticipated improved performance in 2012. As a result of these expectations with respect to the Bank's regulatory capital ratios, and in light of our improvements in asset quality and other positive indicators, we continue to evaluate our alternatives in connection with the timing and size of any common stock offering. This evaluation will take into account our ongoing operating results, as well as input from our financial advisors and the UST.

A summary of selected quarterly results of operations for the years ended December 31 follows:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share amounts)
2011
Interest income	$30,718	$29,127	$28,187	$26,730
Net interest income	24,450	23,384	23,774	22,961
Provision for loan losses	10,702	4,156	6,171	6,917
Loss before income tax	(7,409)	(221)	(4,604)	(8,178)
Net income (loss)	(7,401)	37	(4,122)	(8,714)
Net loss applicable to common stock	(8,409)	(1,014)	(5,165)	(9,769)

Loss per common share
Basic	(1.06)	(0.12)	(0.61)	(1.15)
Diluted	(1.06)	(0.12)	(0.61)	(1.15)

2010
Interest income	$41,244	$38,492	$35,687	$33,428
Net interest income	30,031	28,571	26,985	26,066
Provision for loan losses	17,014	12,680	9,543	7,528
Income (loss) before income tax	(14,101)	8,040	(7,588)	(4,650)
Net income (loss)	(13,837)	7,884	(6,610)	(4,146)
Net income (loss) applicable to common stock	(14,914)	6,771	(7,719)	(4,942)

Income (loss) per common share
Basic	(6.21)	2.37	(1.03)	(0.65)
Diluted	(6.21)	0.44	(1.03)	(0.65)

During the fourth quarter of 2011, we recognized a $6.0 million expense for vehicle service contract counterparty contingencies expense (see notes #11 and #20). During the second quarter of 2010, we recognized a gain on extinguishment of debt of $18.1 million (see note #10). During the fourth quarter of 2010, we recognized losses on other real estate of $4.8 million (see note #5) and recognized a recovery on our capitalized mortgage loan servicing rights of $2.7 million (see note #4).

QUARTERLY SUMMARY

	Reported Sale Prices of Common Shares
	2011			2010			Cash Dividends Declared
	High	Low	Close	High	Low	Close	2011	2010
First quarter	$4.75	$1.28	$3.20	$12.00	$6.43	$7.00	$-	$-
Second quarter	3.84	1.69	2.03	20.80	3.40	3.79	-	-
Third quarter	2.87	1.75	1.92	4.20	1.38	1.39	-	-
Fourth quarter	1.98	1.25	1.33	2.06	1.00	1.30	-	-

We have approximately 2,300 holders of record of our common stock. Our common stock trades on the Nasdaq Global Select Market System under the symbol “IBCP.” The prices shown above are supplied by Nasdaq and reflect the inter-dealer prices and may not include retail markups, markdowns or commissions. There may have been transactions or quotations at higher or lower prices of which we are not aware.

In addition to the provisions of the Michigan Business Corporation Act, our ability to pay dividends is limited by our ability to obtain funds from our Bank and by regulatory capital guidelines applicable to us (see note #21).